Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	CNINSURE INC.
Entity Central Index Key	0001413855
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,003,270,326
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 353,066	2,222,160	1,924,884
Restricted cash	1,601	10,076	9,177
Short term investments	4,962	31,230
Accounts receivable, net of allowance for doubtful amounts of RMB5,790 and RMB9,348 (US$1,485) as of December 31, 2010 and 2011, respectively(Note 2(e))	26,433	166,363	243,175
Insurance premium receivables		3	92
Other receivables (Note 5)	13,145	82,736	67,034
Deferred tax assets (Note 12)	1,171	7,369	5,691
Amounts due from related parties (Note 16)	58,094	365,636	40,000
Other current assets	2,040	12,841	12,372
Total current assets	460,512	2,898,414	2,302,425
Non-current assets:
Property, plant and equipment, net (Note 6)	13,459	84,712	102,175
Goodwill (Note 7)	12,481	78,553	1,154,373
Intangible assets, net (Note 2(g))	9,224	58,054	145,653
Deferred tax assets (Note 12)	301	1,892	6,755
Investment in affiliates (Note 8)	24,462	153,962	139,116
Other non-current assets	859	5,409	3,959
Total non-current assets	60,786	382,582	1,552,031
Total assets	521,298	3,280,996	3,854,456
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc. of RMB75,285 and RMB99,776 (US$15,852) as of December 31, 2010 and 2011, respectively)	17,007	107,042	89,573
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB1,364 and RMB2,684 (US$426) as of December 31, 2010 and 2011, respectively)	426	2,684	1,364
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB52,725 and RMB49,645 (US$7,888) as of December 31, 2010 and 2011, respectively) (Note 10)	14,726	92,682	93,460
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB27,158 and RMB30,989 (US$4,924) as of December 31, 2010 and 2011, respectively)	5,597	35,219	31,237
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB32,134 and RMB22,502 (US$3,575) as of December 31, 2010 and 2011, respectively)	11,182	70,377	34,927
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc. of RMB7,800 and RMB20,305 (US$3,226) as of December 31, 2010 and 2011, respectively) (Note 16)	3,226	20,305	37,800
Total current liabilities	52,164	328,309	288,361
Non-current liabilities:
Other tax liabilities (Note 12)	6,925	43,586	5,519
Deferred tax liabilities (Note 12)	4,783	30,106	43,513
Total non-current liabilities	11,708	73,692	49,032
Total liabilities	63,872	402,001	337,393
Commitments and contingencies (Note 17)
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,977,326 and 1,002,541,446 as of December 31, 2010 and 2011, respectively) (Note 13)	1,215	7,646	7,649
Additional paid-in capital	361,077	2,272,580	2,261,849
Statutory reserves	26,557	167,147	136,681
Retained earnings	64,876	408,325	738,165
Accumulated other comprehensive loss	(16,151)	(101,651)	(83,360)
Total CNinsure Inc. shareholders' equity	437,574	2,754,047	3,060,984
Noncontrolling interests	19,852	124,948	456,079
Total equity	457,426	2,878,995	3,517,063
Total liabilities and equity	$ 521,298	3,280,996	3,854,456

Consolidated Balance Sheets (Parenthetical)(Consolidated variable interest entities) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current liabilities:
Accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc.	$ 15,852	99,776	75,285
Insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc.	426	2,684	1,364
Other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc.	7,888	49,645	52,725
Accrued payroll of the consolidated VIEs without recourse to CNinsure Inc.	4,924	30,989	27,158
Income taxes payable of the consolidated VIEs without recourse to CNinsure Inc.	3,575	22,502	32,134
Amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc.	$ 3,226	20,305	7,800

Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY
Net revenues:
Commissions and fees	$ 240,056		1,510,886		1,233,297		1,100,842
Other service fees	920		5,789		640		761
Total net revenues	240,976		1,516,675		1,233,937		1,101,603
Operating costs and expenses:
Commissions and fees	(126,606)		(796,843)		(541,239)		(549,981)
Selling expenses	(12,361)		(77,802)		(60,055)		(41,442)
General and administrative expenses	(52,953)	[1]	(333,281)	[1]	(233,518)	[1]	(164,951)	[1]
Impairment loss on goodwill and intangible assets	(168,023)		(1,057,522)		(4,600)
Total operating costs and expenses	(359,943)		(2,265,448)		(839,412)		(756,374)
Income (loss) from operations	(118,967)		(748,773)		394,525		345,229
Other income, net:
Investment income					41,244		18,905
Interest income	8,267		52,031		26,771		33,203
Interest expense					(5)		(4)
Other, net	3,564		22,436		351		1,534
Changes in fair value of contingent consideration payables							(5,946)
Income (loss) from continuing operations before income taxes and income of affiliates and discontinued operations	(107,136)		(674,306)		462,886		392,921
Income tax expense	(13,351)		(84,030)		(89,125)		(97,309)
Share of income of affiliates	2,263		14,246		12,904		774
Net income (loss) from continuing operations	(118,224)		(744,090)		386,665		296,386
Net income (loss) from discontinued operations, net of tax	20,266		127,553		29,665		(17,372)
Net income (loss)	(97,958)		(616,537)		416,330		279,014
Less: Net loss attributable to the noncontrolling interests	(50,392)		(317,163)		(5,978)		(21,827)
Net income (loss) attributable to the CNinsure Inc's shareholders	$ (47,566)		(299,374)		422,308		300,841
Basic:
Net income (loss) from continuing operations (in RMB or dollars per share)	$ (0.0676)		(0.4257)		0.4098		0.3308
Net income (loss) from discontinued operations (in RMB or dollars per share)	$ 0.0202		0.1272		0.031		(0.0011)
Net income (loss) (in RMB or dollars per share)	$ (0.0474)		(0.2985)		0.4408		0.3297
Diluted:
Net income (loss) from continuing operations (in RMB or dollars per share)	$ (0.0676)		(0.4257)		0.3965		0.3251
Net income (loss) from discontinued operations (in RMB or dollars per share)	$ 0.0202		0.1272		0.0299		(0.001)
Net income (loss) (in RMB or dollars per share)	$ (0.0474)		(0.2985)		0.4264		0.3241
Basic:
Net income (loss) from continuing operations (in RMB or dollars per ADS)	$ (1.3528)		(8.514)		8.1969		6.6153
Net income (loss) from discontinued operations (in RMB or dollars per ADS)	$ 0.4042		2.5433		0.6193		(0.0215)
Net income (loss) (in RMB or dollars per ADS)	$ (0.9486)		(5.9707)		8.8162		6.5938
Diluted:
Net income (loss) from continuing operations (in RMB or dollars per ADS)	$ (1.3528)		(8.514)		7.9297		6.5026
Net income (loss) from discontinued operations (in RMB or dollars per ADS)	$ 0.4042		2.5433		0.5991		(0.0211)
Net income (loss) (in RMB or dollars per ADS)	$ (0.9486)		(5.9707)		8.5288		6.4815
Shares used in calculating net income (loss) per share:
Basic (in shares)	1,002,810,673		1,002,810,673		958,029,717		912,497,726
Diluted (in shares)	1,002,810,673		1,002,810,673		990,318,528		928,312,312

[1]	Including share-based compensation expenses of RMB7,553, RMB22,211 and RMB57,003 (US$9,057) for the years ended December 31, 2009, 2010 and 2011, respectively.

Consolidated Statements of Operations (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Consolidated Statements of Operations
Share-based compensation expenses	$ 9,057	57,003	22,211	7,553

Consolidated Statements of Equity and Comprehensive Income (Loss) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Comprehensive income (loss) attributable to CNinsure Inc. USD ($)	Comprehensive income (loss) attributable to CNinsure Inc. CNY	Comprehensive income (loss) attributable to noncontrolling interest USD ($)	Comprehensive income (loss) attributable to noncontrolling interest CNY	Share Capital USD ($)	Share Capital CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Statutory Reserves USD ($)	Statutory Reserves CNY	(Accumulated deficit) retained earnings USD ($)	(Accumulated deficit) retained earnings CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY
Balance at Dec. 31, 2008		1,846,071						7,036		1,666,723		71,237		80,462		(73,810)		94,423
Balance (in shares) at Dec. 31, 2008								912,497,726
Increase (Decrease) in Stockholders' Equity
Net income (loss)		279,014		300,841		(21,827)								300,841				(21,827)
Foreign currency translation		1,268		1,268												1,268
Comprehensive income (loss)				302,109		(21,827)
Share-based compensation		6,609								6,609
Dividends		(68,558)								(68,558)
Provision for statutory reserves												32,640		(32,640)
Acquisition of subsidiaries		122,301																122,301
Balance at Dec. 31, 2009		2,186,705						7,036		1,604,774		103,877		348,663		(72,542)		194,897
Balance (in shares) at Dec. 31, 2009								912,497,726
Increase (Decrease) in Stockholders' Equity
Net income (loss)		416,330		422,308		(5,978)								422,308				(5,978)
Foreign currency translation		(10,818)		(10,818)												(10,818)
Comprehensive income (loss)				411,490		(5,978)
Issuance of ordinary shares upon follow-on offering on July 14, 2010		743,767						623		743,144
Issuance of ordinary shares upon follow-on offering on July 14, 2010 (in shares)								92,000,000
Exercise of share options		10,075						34		10,041
Exercise of share options (in shares)	5,100,780							5,100,780
Repurchase of ordinary shares	(5,604)	(37,287)						(44)		(37,243)
Repurchase of ordinary shares (in shares)	(6,621,180)							(6,621,180)
Share-based compensation		22,211								22,211
Dividends		(80,985)								(80,985)
Provision for statutory reserves												32,806		(32,806)
Acquisition of subsidiaries		272,061																272,061
Acquisition of additional interests in a subsidiary		(2,410)								(93)								(2,317)
Disposal of subsidiaries		(2,586)										(2)						(2,584)
Balance at Dec. 31, 2010		3,517,063						7,649		2,261,849		136,681		738,165		(83,360)		456,079
Balance (in shares) at Dec. 31, 2010								1,002,977,326
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(97,958)	(616,537)		(299,374)		(317,163)								(299,374)				(317,163)
Foreign currency translation		(18,291)		(18,291)												(18,291)
Comprehensive income (loss)			(50,472)	(317,665)	(50,392)	(317,163)
Exercise of share options		5,305						17		5,288
Exercise of share options (in shares)	2,670,340							2,670,340
Repurchase of ordinary shares	(2,093)	(13,722)						(20)		(13,702)
Repurchase of ordinary shares (in shares)	(3,106,220)							(3,106,220)
Share-based compensation		57,003								57,003
Provision for statutory reserves												34,004		(34,004)
Capital injection by noncontrolling interest		6,937																6,937
Acquisition of additional interests in a subsidiary		(42,636)								(37,858)								(4,778)
Disposal of subsidiaries		(16,127)										(3,538)		3,538				(16,127)
Balance at Dec. 31, 2011	$ 457,426	2,878,995					$ 1,215	7,646	$ 361,077	2,272,580	$ 26,557	167,147	$ 64,876	408,325	$ (16,151)	(101,651)	$ 19,852	124,948
Balance (in shares) at Dec. 31, 2011							1,002,541,446

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
OPERATING ACTIVITIES
Net income (loss)	$ (97,958)	(616,537)	416,330	279,014
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation	4,349	27,370	30,552	18,791
Amortization of acquired intangible assets	4,203	26,454	21,520	9,654
Impairment loss on goodwill and intangible assets	168,023	1,057,522	4,600
Allowance for doubtful receivables	568	3,572	5,136	1,885
Change in fair value of contingent consideration payables				5,946
Compensation expenses associated with stock options	9,057	57,003	22,211	6,609
Loss (gain) on disposal of property, plant and equipment	86	542	(97)	26
Net income from discontinued operations	(20,266)	(127,553)
Investment income			(41,244)	(18,905)
Share of income of affiliates	(2,263)	(14,246)	(12,904)	(774)
Changes in fair value of contingent assets	(1,986)	(12,500)
Deferred taxes	(2,612)	(16,431)	(1,450)	2,835
Changes in operating assets and liabilities:
Accounts receivable	1,401	8,819	(61,750)	(85,639)
Insurance premium receivables	16	99	141	(213)
Other receivables	(5,346)	(33,646)	(7,951)	(5,167)
Other current assets	82	515	(6,357)	(762)
Accounts payable	5,352	33,686	13,793	13,071
Insurance premium payables	214	1,348	(607)	(2,243)
Other payables and accrued expenses	10,347	65,125	(22,386)	16,004
Accrued payroll	1,018	6,406	6,629	7,631
Income taxes payable	2,460	15,484	(2,482)	11,170
Other tax liabilities	1,330	8,368	2,981	666
Net cash generated from operating activities	78,075	491,400	366,665	259,599
Cash flows from investing activities:
Purchase of short term investments	(4,962)	(31,230)
Purchase of non-current assets	(230)	(1,450)	(2,509)	(1,401)
Addition in investment in affiliates	(95)	(600)	(39,511)	(68,269)
Purchase of property, plant and equipment	(3,314)	(20,859)	(24,398)	(47,792)
Purchase of intangible assets	(120)	(758)
Proceeds from disposal of property and equipment	126	793	1,425	2,059
Acquisition of subsidiaries, net of cash acquired of RMB2,006, RMB18,156, and RMB208 (US$33) in 2009, 2010 and 2011, respectively	(7,944)	(49,996)	(307,844)	(330,652)
Disposal of subsidiaries, net of cash disposed of RMB255, RMB5,283, and RMB23,607 (US$3,751) in 2009, 2010 and 2011, respectively and transaction cost of RMB3,557 (US$565) in 2011	62,097	390,836	(2,733)	4,110
Repayments from (advance to) related parties	(52,727)	(331,860)	(17,231)	183,459
Decrease (increase) in restricted cash	(143)	(899)	(7,220)	2,243
Net cash (used in) generated from investing activities	(7,312)	(46,023)	(400,021)	(256,243)
Cash flows from financing activities:
Payment for contingent consideration	(15,888)	(100,000)	(125,380)
Acquisition of additional interests in subsidiaries	(4,501)	(28,330)	(2,410)
Increase in capital injection by noncontrolling interests	1,102	6,937	12,295	20,315
Repayments to related parties			(8,907)	(8,923)
Proceeds from share issuances			743,767
Proceeds on exercise of stock options	843	5,305	10,075
Repurchase of ordinary shares	(2,180)	(13,722)	(37,287)
Dividends paid			(80,985)	(68,558)
Net cash (used in) generated from financing activities	(20,624)	(129,810)	511,168	(57,166)
Net (decrease) increase in cash and cash equivalents	50,139	315,567	477,812	(53,810)
Cash and cash equivalents at beginning of year	305,833	1,924,884	1,457,890	1,510,432
Effect of exchange rate changes on cash and cash equivalents	(2,906)	(18,291)	(10,818)	1,268
Cash and cash equivalents at end of year	353,066	2,222,160	1,924,884	1,457,890
Supplemental disclosure of cash flow information:
Interest paid			5	4
Income taxes paid	$ 14,921	93,913	97,869	80,826

Consolidated Statements of Cash Flows (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Consolidated Statements of Cash Flows
Cash acquired from acquisition of subsidiaries	$ 33	208	18,156	2,006
Cash disposed from disposal of subsidiaries	3,751	23,607	5,283	255
Transaction cost	$ 565	3,557

Organization and Description of Business	12 Months Ended
Dec. 31, 2011
Organization and Description of Business
Organization and Description of Business

(1)           Organization and Description of Business

CISG Holdings Ltd (“CISG”) was incorporated in the British Virgin Islands (“BVI”) on June 8, 2004. CISG undertook a separate restructuring in anticipation of an initial public offering (“IPO”) involving CNinsure Inc. (the “Company”) that was incorporated in the Cayman Islands on April 10, 2007 as a shell company for listing purpose. On July 31, 2007, prior to its IPO, the Company issued 684,210,526 ordinary shares to the existing shareholders of CISG for exchange of their shares of CISG on a 10,000-for-1 basis and thereafter, became the ultimate holding company of CISG. The Company, its subsidiaries and VIEs are collectively referred to as the “Group”. The Group is principally engaged in the provision of insurance brokerage and agency services, and insurance claims adjusting services in the People’s Republic of China (the “PRC”).

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies and brokerages. Accordingly, the Group conducts its operations in China principally through contractual arrangements among its PRC subsidiaries, three PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals. The contractual arrangements include a series of contracts entered into between the Group’s PRC subsidiaries and the equity shareholders of these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, consulting and service agreements and information technology (“IT”) platform service agreements. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from the subsidiaries of these PRC affiliated entities; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries and (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements. (See note 9)

During the year ended December 31, 2011, the Group disposed the Datong segment as detailed in note 4 and Datong segment is therefore accounted as discontinued operations. Consolidated Statements of Operations for the years ended 2009 and 2010 and corresponding notes previously reported have been revised to conform to the current presentation accordingly.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2)           Summary of Significant Accounting Policies

(a)                                 Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.

(b)                                 Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, useful lives of property, plant and equipment, impairment of goodwill; economic lives of intangible assets, allowance for doubtful receivables and fair value of share based compensation. Actual results could differ from those estimates.

(c)                              Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and bank current deposits. Cash equivalents consist of bank deposits and short-term, highly-liquid investments with original maturities of 90 days or less.

In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums or net premiums after deducting its authorized commissions to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets.  Also included in the restricted cash is a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency of RMB7,813 and RMB7,392 as of December 31, 2010 and 2011, respectively.

(d)           Short Term Investment

Short term investments are other investments that do not have a quoted market price in an active market whose fair value cannot be reliably measured. They are measured at cost less any identified impairment loss. No impairment loss on short term investments was identified for the year ended December 31, 2011.

(e)                                  Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Accounts receivable	248,965	175,711
Allowance for doubtful accounts	(5,790)	(9,348)
Accounts receivable, net	243,175	166,363

The following table summarizes the movement of the Group’s allowance for doubtful accounts:

	2009	2010	2011
	RMB	RMB	RMB
Balance at the beginning of the year	251	2,136	5,790
Provision for doubtful accounts	1,885	5,136	3,572
Write-offs	—	(1,482)	(14)
Balance at the ending of the year	2,136	5,790	9,348

Insurance premium receivables consist of insurance premium to be collected from insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

(f)                                    Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statement of operations:

	2009	2010	2011
	RMB	RMB	RMB
Commission and fee under operating costs	3,441	5,607	6,776
Selling expense	1,030	2,092	1,937
General and administrative expenses	12,914	20,585	17,472
Net income (loss) from discontinued operations	1,406	2,268	1,185
Depreciation for the year	18,791	30,552	27,370

(g)                                 Goodwill and Other Intangible Assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in four reporting units which were its reportable segments for the years ended December 31, 2009 and 2010 whereas it operated in three reporting units for the year ended December 31,2011. The goodwill impairment review is a two-step process. Step one consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step two requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2010, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step one of the two-step impairment test. It was estimated that the fair value of all reporting units by using income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired for the years ended December 31, 2010.

In 2011, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step one of the two-step impairment test. The fair values of all reporting units were estimated by using income approach. Based on this quantitative test, it was determined that the fair value of the reporting unit, life insurance (“Life”), exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. However, it was determined that the fair values of reporting units, property and casualty insurance services (“P&C”) and insurance claims adjusting services (“Claims Adjusting”), were less than their carrying amount and, therefore step 2 of the goodwill impairment test was performed to measure the amount of impairment for the reporting units, P&C and Claims Adjusting. For the step 2 goodwill impairment test, implied fair value of the goodwill of the reporting units, P&C and Claims Adjusting are determined by assigning the fair value of the reporting unit used in step 1 to all assets and liabilities of that reporting unit as if the report unit has been acquired in business combination. The implied fair value of goodwill is compared with the carrying amount of goodwill to determine whether the goodwill is impaired and impairment loss is recognised. The fair value has been determined using cash flow projections based on financial budgets approved by management covering a five-year period, and discount rate of 22%, 25% and 27% for P&C, Life and Claims Adjusting, respectively. Cash flows beyond the 5-year period are extrapolated using a steady 3% growth rate. Other key assumptions relate to the estimation of cash inflows/outflows which include budgeted revenue and gross margin, such estimations are based on the unit’s past performance and management’s expectations for the market development. As a result, an goodwill impairment loss of RMB1,000,705 was recorded for the year ended December 31, 2011.

Identifiable intangibles assets are required to be determined separately from goodwill based on fair value. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Prior to October 1, 2010, amortization was computed using the straight-line method over the intangible assets’ economics lives. Starting from October 1, 2010, amortization for identifiable intangibles assets of customer relationship is computed using accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets’ economic lives. The effect of the change in amortization method in customer relationship is insignificant. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.

The intangible assets, net consisted of the following:

	Useful	As of December 31, 2010
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	—	24,091
Trade name	9.4	8,140	(144)	—	7,996
Customer relationship	4.6 to 9.8	48,356	(14,987)	—	33,369
Non-compete agreement	3 to 14	83,191	(16,583)	(4,600)	62,008

	Useful	As of December 31, 2010
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Agency agreement and licence	4.6 to 10	15,294	(2,654)	—	12,640
Software and system	5 to 10	5,740	(191)	—	5,549
		184,812	(34,559)	(4,600)	145,653

	Useful	As of December 31, 2011
	life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,051)	—	7,847
Customer relationship	4.6 to 9.8	54,706	(26,394)	(5,760)	22,552
Non-compete agreement	3 to 6.25	68,215	(23,941)	(34,692)	9,582
Agency agreement and licence	4.6 to 9.8	16,004	(5,457)	(581)	9,966
Software and system	5 to 10	5,740	(1,340)	—	4,400
		177,654	(58,183)	(61,417)	58,054

Aggregate amortization expenses for intangible assets were RMB9,654, RMB21,520 and RMB26,454 for the years ended December 31, 2009, 2010 and 2011, respectively, of which RMB1,305, RMB1,305 and RMB326 were recorded in discontinued operations for the years ended December 31, 2009, 2010 and 2011, respectively. The Group recorded an impairment loss on its intangible assets in the amount of nil, RMB4,600, and RMB56,817 as carrying value exceeds fair value for the years ended December 31, 2009, 2010 and 2011, respectively. The estimated amortization expenses for the next five years are: RMB16,563 in 2012, RMB15,892 in 2013, RMB13,168 in 2014, RMB4,092 in 2015 and RMB1,486 in 2016, and an aggregate amount of RMB3,146 in years thereafter.

(h)                                 Other Receivables and Other Current Assets

Other receivables and other current assets consist of advances, prepayment and prepaid expenses.

(i)            Investment in Affiliates

Investments in affiliates are accounted for using the equity method. The Group does not control the affiliate but over which it exerts significant influence.

(j)                                Other Non-current Assets

As of December 31, 2011, other non-current assets represent from 5% to 20% (2010: 5% to 20%) investments in equity security of private companies over which it exerts no significant influence and are measured initially at cost.

(k)                                 Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Management performed the annual impairment test for all long-lived assets as of December 31, 2010 and 2011. It was concluded that there was an impairment loss of intangible assets of RMB4,600 and RMB56,817 for the years ended December 31, 2010, and 2011, respectively.

(l)                                    Insurance Premium Payables

Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.

(m)                              Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

(n)                                 Share-based Compensation

All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of operations. Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance, or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no compensation cost is recognized if the requisite service is not rendered.

Awards of share-based employee compensation ordinarily specify a performance condition or a service condition (or both) that must be satisfied for an employee to earn the right to benefit from the award. No compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not satisfied, that is, instruments for which the requisite service is not rendered.

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

The Group uses the Black-Scholes option-pricing model to determine the fair value of stock options and warrants. Determining the value of our share-based compensation expense in future periods requires the input of highly subjective assumptions, including estimated forfeitures and the price volatility of the underlying shares. The management estimates the forfeitures of the shares based on past employee retention rates and its expectations of future retention rates, and it will prospectively revise the forfeiture rates based on actual history. The share compensation charges may change based on changes to the actual forfeitures. The actual share-based compensation expenses may be materially different from the current expectations.

Share-based compensation expenses of RMB7,553, RMB22,211 and RMB57,003 for the years ended December 31, 2009, 2010 and 2011, respectively, were included in the general and administrative expenses.

(o)                                 Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of operations as they become payable in accordance with the rules of the above mentioned defined contribution plans.

(p)                                 Revenue Recognition

The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.

Insurance agency and brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been recognized as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs.  Any subsequent commission adjustments in connection with policy cancellations which have been de minims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.1%, 0.1% and 0.1% of the total commission and fee revenues for the years ended December 31, 2009, 2010 and 2011, respectively. For property insurance and life insurance, agency and brokerage companies may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency and brokerage company achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage.  The contingent commissions are recorded when a performance target is being achieved. Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.

Other service fees include revenue from the provision of IT services and insurance-related services, such as driver’s license renewal and annual inspection for the insured. Revenue is recognized when the services are rendered.

The Group presented revenue net of sales taxes incurred. The sales taxes amounted to RMB83,958, RMB102,190 and RMB113,447 for the years ended December 31, 2009, 2010 and 2011, respectively, of which RMB3,060, RMB14,877 and RMB4,537 were related to discontinued operations for the years ended December 31, 2009, 2010 and 2011, respectively.

(q)                                 Contingent Consideration

In December 2007, the FASB issued ASC 805, Business Combinations (“ASC 805”) to improve reporting by creating greater consistency in the accounting and financial reporting of business combinations. ASC 805 requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. ASC 805 applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Effective from January 1, 2009, the Group adopted ASC 805 on a prospective basis. As a result, the recorded purchase price for all acquisitions consummated after January 1, 2009 include an estimation of the fair value of contingent consideration payables. Subsequent changes in the fair value of contingent consideration payables will be recorded in the consolidated statement of operations when incurred. Changes in fair value of contingent consideration payables totaling RMB5,946, nil and nil was charged to consolidated statement of operations for the years ended December 31, 2009, 2010 and 2011, respectively. Also, as a result of adoption of ASC 805, in a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at acquisition date fair value and recognize gain or loss, if any, in earnings. The Group recorded earnings of such remeasurement as investment income of RMB18,905, RMB41,244 and nil to the consolidated statement of operations for the years ended December 31, 2009, 2010 and 2011, respectively.

For acquisitions before January 1, 2009, contingent consideration arrangements generally result in the payment/receiving of additional consideration or surrender/receiving of shares to/from the sellers upon the acquired entities’ satisfaction of performance targets subsequent to acquisition as stipulated in the acquisition agreement.

Additional cash payments or surrender of shares which are determined to be additional purchase consideration are accounted for as part of the purchase price of the acquired entities when the outcome of contingency is determinable beyond a reasonable doubt, while those which are determined to be compensatory in nature are recorded as compensation expenses and charged to the consolidated statement of operations. No compensation expenses were paid for the years ended December 31, 2009, 2010 and 2011.

(r)                               Fair Value of Financial Instruments

The carrying amounts of accounts receivable, insurance premium receivables, other receivables, accounts payable, other payables and accrued expenses, amounts due from (to) related parties and insurance premium payables are approximate their fair values due to the short-term maturity of these instruments.

(s)                                   Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statement of shareholders’ equity and comprehensive income (loss). The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of the Company’s subsidiaries and VIE is the RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations.

(t)            Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Company included aggregate amounts of RMB1,723,210 and RMB1,976,591 at December 31, 2010 and 2011, respectively, which were denominated in RMB.

(u)                                 Translation into United States Dollars

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.2939, on December 30, 2011, representing the noon buying rate in the City of New York for cable transfers of RMB, as set forth in H.10 weekly statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 30, 2011, or at any other rate.

(v)                                  Segment Reporting

The Group distributes a variety of property and casualty, and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services. For the years ended December 31 2009 and 2010, the Group operated four operating segments: (1) property and casualty insurance (“P&C”), (2) life insurance (“Life”), (3) insurance claims adjusting services (“Claims Adjusting”) and (4) Datong life insurance (“Datong”). After the disposal of Datong during the first quarter of 2011, the Group operates three operating segments. Details of these operating segments are described in note 22. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues are derived in the PRC and all long-lived assets are located in the PRC.

(w)                               Earnings per Share (“EPS”)

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

(x)                                 Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to RMB5,459, RMB3,825 and RMB2,188 for the years ended December 31, 2009, 2010 and 2011, respectively, of which RMB290, RMB348 and RMB87 were related to discontinued operations for the years ended December 31, 2009, 2010 and 2011, respectively.

(y)           Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations over the lease period.

(z)                                   Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) represents foreign currency translation adjustments for the period and is included in the consolidated statements of shareholders’ equity.

(aa)                          Recently Issued Accounting Standards

In May 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”), (“ASU 2011-04”).  ASU 2011-04 amends ASC 820, Fair Value Measurements, (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and IFRSs.  ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements.  ASU 2011-04 will be effective for the Company’s fiscal year beginning January 1, 2012.  The adoption of ASU 2011-04 is not expected to have a material effect on the Company’s consolidated financial statements, but may require certain additional disclosures.

In September 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, (“ASU 2011-05”), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income (“OCI”) by eliminating the option to present components of OCI as part of the statement of changes in stockholders’ equity.  The amendments in this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The amendments in this standard do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes.  The amendments in ASU 2011-05 are effective for annual periods beginning January 1, 2012 and are to be applied retrospectively.  The adoption of the provisions of ASU 2011-05 is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

In September 2011, the FASB issued an amendment to ASC 350, Intangibles - Goodwill and Other (“ASC 350”), which simplifies how entities test goodwill for impairment.  Previous guidance under ASC 350 required an entity to test goodwill for impairment using a two-step process on at least an annual basis.  First, the fair value of a reporting unit was calculated and compared to its carrying amount, including goodwill.  Second, if the fair value of a reporting unit was less than its carrying amount, the amount of impairment loss, if any, was required to be measured.  Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test is unnecessary.  If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described under ASC 350.  The amendments are effective for us for annual and interim goodwill impairment tests performed for fiscal years beginning January 1, 2012, and early adoption is permitted.  The Company is planning to adopt this standard in 2012.  The adoption of the provisions of ASC 350 is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
Acquisitions

(3)           Acquisitions

Acquisitions in 2011

(a)         P&C segment

In August, 2011, the Group entered into agreements to acquire 100% equity interests in Guangzhou Huajie Insurance Agency Co., Ltd. (“Huajie”) and Dongguan Zhongxin Insurance Agency Co., Ltd (“Zhongxin”) each at a cash consideration of RMB25,000 totalling RMB50,000. The acquisitions of Huajie and Zhongxin were completed on August 31, 2011. Pursuant to the agreements, the selling shareholders of Huajie and Zhongxin agreed to return part of considerations to the Group, if performance criteria of Huajie and Zhongxin for years 2012 and 2013 cannot be met. The fair value of such contingent arrangements approximates to zero.

The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	Huajie	Zhongxin
	RMB	RMB
Net tangible assets acquired	55	888
Intangible assets	4,840	5,389
Goodwill	21,204	20,070
Deferred tax assets	111	—
Deferred tax liabilities	(1,210)	(1,347)
Total consideration	25,000	25,000

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The goodwill of RMB41,274 arising from the acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the Group and the acquired companies. All of the goodwill was assigned to the Group’s P&C segment. None of the goodwill recognized is expected to be deductible for income tax purposes.

The acquired intangible assets were composed of the following:

		Fair Value Acquired
	Useful life	RMB
	(Years)	Huajie	Zhongxin
Customer relationship	5.3	2,860	3,490
Non-compete agreement	3.0	1,460	1,379
Agency agreement	5.3	520	520
Total		4,840	5,389

The weighted average amortization period of the intangible asset acquired is 4.7 years

The following unaudited pro forma information summarizes the effect of the acquisitions, as if the acquisitions had occurred as of January 1, 2010 and 2011. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2010 and 2011, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Acquisition of Huajie

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,239,194	1,522,665
Pro forma income (loss) from operations	393,008	(749,337)
Pro forma net income (loss)	421,072	(299,904)
Pro forma net income (loss) per share	0.4395	(0.2991)

The amounts of Huajie’s net revenue and earnings included in the Group’s consolidated income statement from September 1, 2011 to December 31, 2011 are RMB5,364 and RMB365, respectively.

Acquisition of Zhongxin

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,241,235	1,524,763
Pro forma income (loss) from operations	393,293	(749,143)
Pro forma net income (loss)	421,381	(299,579)
Pro forma net income (loss) per share	0.4398	(0.2987)

The amounts of Zhongxin’s net revenue and earnings included in the Group’s consolidated income statement from September 1, 2011 to December 31, 2011 are RMB8,046 and RMB465, respectively.

Acquisitions in 2010

(a)         P&C segment

On December 31, 2009 and March 30, 2010, the Group entered into agreements to acquire an addition 41% equity interest in Hebei Fanlian Insurance Agency Co., Ltd. (“Fanlian”), Shandong Fanhua Mintai Insurance Agency Co., Ltd. (“Mintai”) and Ningbo Baolian Insurance Agency Co., Ltd. (“Baolian”) at a cash consideration of RMB52,000, RMB90,000 and RMB60,000,  respectively, bringing the Group’s shareholdings in Fanlian, Mintai and Baolian from 10% to 51%. The acquisitions of Fanlian, Mintai and Baolian were completed on January 1, 2010 and April 1, 2010 respectively. The selling shareholders of Fanlian, Mintai and Baolian agree to transfer 5% interest in Fanlian, Mintai and Baolian to the Company for RMB0.001 if Fanlian, Mintai and Baolian fail to meet performance target in years 2010 to 2012. In addition, the selling shareholders of Fanlian, Mintai and Baolian agree to return up to RMB9,000, RMB13,500 and RMB9,000 to the Group, respectively, if performance criteria for years 2010 to 2012 cannot be met.

On September 27, 2010, the Group entered into agreements to acquire an additional 46% equity interest in Shengyang Fangda Insurance Agency Co., Ltd. (“Fangda”) for a total cash consideration of RMB40,000, bringing its shareholdings in Fangda from 5% to 51%. The acquisition of Fangda was completed on October 1, 2010. The selling shareholder of Fangda agrees to transfer 5% interest in Fangda to the Company for RMB0.001 if Fangda fails to meet performance target in years 2011 to 2013. In addition, the selling shareholder of Fangda agrees to return up to RMB15,000 to the Group if performance criteria for years 2011 to 2013 cannot be met.

On July 29, 2010, the Group entered into an agreement to acquire 65.1% equity interest in Inscom Holding Limited (“Inscom”) and its subsidiaries and its VIE for a cash consideration of RMB84,000. The acquisition of Inscom was completed on November 1, 2010.

The following table summarizes the estimated fair value for the acquirees assumed at the date of acquisition:

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Cash consideration for controlling interest	52,000	90,000	60,000	40,000	84,000
Fair value of previously held equity interest	10,530	16,900	11,270	3,344	—
Fair value of noncontrolling interests	51,580	82,820	55,210	32,776	37,380
Total consideration	114,110	189,720	126,480	76,120	121,380

The Group recognized investment income of RMB41,244 representing gains from re-measuring equity interests formerly held by the Company in Fanlian, Mintai, Baolian and Fangda at fair values on the date of completion of acquiring the additional equity interest.

The following table summarizes the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition.

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Net tangible assets acquired	3,265	2,632	(411)	2,382	10,044
Intangible assets	20,880	17,850	12,760	12,111	17,680
Goodwill	95,185	173,608	117,093	64,500	98,076
Deferred tax assets	—	92	228	155	—
Deferred tax liabilities	(5,220)	(4,462)	(3,190)	(3,028)	(4,420)
Total consideration	114,110	189,720	126,480	76,120	121,380

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill.

The acquired intangible assets were composed of the following:

	Useful life	Fair Value Acquired RMB
	(Years)	Fanlian	Mintai	Baolian	Fangda	Inscom
Trade name	9.4	—	—	—	—	8,140
Customer relationship	5.8-6.25	13,360	490	2,300	4,910	3,210
Non-compete agreement	5.8-6.25	6,640	16,880	10,020	6,311	—
Agency agreement	5.8-6.25	880	480	440	890	590
System and software	5.0-10.0	—	—	—	—	5,740
Total		20,880	17,850	12,760	12,111	17,680

The following unaudited pro forma information summarizes the effect of the acquisitions, as if the acquisitions had occurred as of January 1, 2009 and January 1, 2010. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2009 and January 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Acquisition of Fanlian

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,180,577	1,485,029
Pro forma income from operations	322,981	431,616
Pro forma net income	299,775	422,309
Pro forma net income per share	0.3285	0.4408

Acquisition of Mintai

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,154,934	1,485,639
Pro forma income from operations	322,948	430,649
Pro forma net income	299,494	421,817
Pro forma net income per share	0.3282	0.4403

Acquisition of Baolian

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,157,672	1,486,220
Pro forma income from operations	323,474	430,684
Pro forma net income	299,474	421,714
Pro forma net income per share	0.3282	0.4402

Acquisition of Fangda

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,158,969	1,492,002
Pro forma income from operations	323,819	430,148
Pro forma net income	299,661	421,738
Pro forma net income per share	0.3284	0.4402

Acquisition of Inscom

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,169,207	1,490,068
Pro forma income from operations	328,576	426,688
Pro forma net income	304,225	415,734
Pro forma net income per share	0.3334	0.4339

(b)         Headquarters

On December 31, 2009, the Group entered into an agreement to acquire 100% equity interest in Litian Zuoyue Software (Beijing) Co., Limited (“Litian”) for a total cash consideration RMB0.002. Litian is a company qualified as software company and exempted from PRC income tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. The estimated fair value of liabilities acquired assumed at the date of acquisition amounted to RMB9,007 and intangible assets of RMB9,007 was recorded. Such acquisition was completed on January 1, 2010 and accounted as acquisition of assets.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Discontinued Operations

(4)                                 Discontinued Operations

On March 25, 2011, the Company sold its 55% equity interest in Datong to an independent third party at a cash consideration of approximately US$63,690 equal to RMB418,000. In addition, Datong declared a cash dividend of RMB10,000 exclusively to the Company as at March 25, 2011 and agreed to settle the dividend prior to December 31, 2012.

The Company recognized a gain on the disposal of Datong of RMB177,949 (net of transaction cost RMB3,557) which has been included in consolidated statement of operations as net income from discontinued operations, for the year ended December 31, 2011.

Results of the discontinued operations are summarized as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net revenues	53,247	251,092	65,854
(Loss) profit before tax	(19,063)	37,283	2,062
Gain on the disposal of Datong	—	—	177,949
Income tax	1,691	(7,618)	(52,458)
Net (loss) income from discontinued operations	(17,372)	29,665	127,553

Assets and Liabilities of the discontinued operation as of the disposal date were summarized as follows:

ASSET:

RMB
Current assets:
Cash and cash equivalents	23,607
Other current assets	107,826
Goodwill and intangible assets, net	201,704
Other non-current assets	21,571
Assets of discontinued operation	354,708

Current liabilities	88,258
Non-current liabilities	3,829
Liabilities of discontinued operation	92,087
Noncontrolling interest	16,127

Other Receivables	12 Months Ended
Dec. 31, 2011
Other Receivables
Other Receivables

(5)                                 Other Receivables

Other receivables, net are analyzed as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Advances to staff (i)	9,046	8,741
Advances to entrepreneurial agents (ii)	9,897	6,265
Insurance claim receivables	65	26
Rental deposits	6,147	5,610
Interest income receivables (iii)	13,673	33,549
Advances to third parties (iv)	21,294	—
Value-added tax recoverable (v)	4,749	14,401
Dividend receivable from Datong	—	10,000
Other	2,163	4,144
	67,034	82,736

(i)             This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)          This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by entrepreneurial individual sales agents to build business. The advances were unsecured, interest-free and repayable on demand.

(iii)       This represented accrued interest income on bank deposits.

(iv)      As of December 31, 2010, the amount mainly represented advance consideration payment made for the acquisition of Henan Zhongrui Insurance Agency Co., Ltd. (“Zhongrui”) amounting to RMB18,000. As of December 31, 2010, the acquisition of Zhongrui had not been completed and the acquisition was subsequently terminated with the refund received on March 25, 2011.

(v)         As of December 31, 2011, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax as of December 31, 2010 had been refunded during the year 2011.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

(6)                                 Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2010	2011
	RMB	RMB
Building	—	11,346
Office equipment, furniture and fixtures	97,028	92,213
Motor vehicles	47,030	43,454
Leasehold improvements	9,548	7,614
Total	153,606	154,627
Less: Accumulated depreciation	(51,431)	(69,915)
Property, plant and equipment, net	102,175	84,712

No impairment for property, plant and equipment was recorded for the years ended December 31, 2009, 2010 and 2011.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
Goodwill

(7)                                 Goodwill

The movements in carrying amount of goodwill by reportable segments are as follows:

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2010	434,545	16,900	38,077	46,389	535,911
Addition for acquisitions	548,462	—	—	—	548,462
Addition for contingent considerations	—	—	—	70,000	70,000
Balance as of December 31, 2010	983,007	16,900	38,077	116,389	1,154,373
Addition for acquisitions	41,274	—	—	—	41,274
Addition for contingent considerations	—	—	—	70,000	70,000
Disposal of Datong	—	—	—	(186,389)	(186,389)
Impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Balance as of December 31, 2011	61,653	16,900	—	—	78,553

The gross amount and accumulated impairment losses by segment as of December 31, 2010 and 2011 as follows:

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Goodwill, gross	983,007	16,900	38,077	116,389	1,154,373
Accumulated impairment loss	—	—	—	—	—
Goodwill, net as of December 31, 2010	983,007	16,900	38,077	116,389	1,154,373

Goodwill, gross	1,024,281	16,900	38,077	—	1,079,258
Accumulated impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Goodwill, net as of December 31, 2011	61,653	16,900	—	—	78,553

The Group performed the annual impairment analysis as of the balance sheet date. No impairment was recorded for the years ended December 31, 2009 and 2010. For the year end December 31, 2011, an impairment loss is recognized in goodwill of RMB1,000,705(see note 2(g)).

Investment in Affiliates	12 Months Ended
Dec. 31, 2011
Investment in Affiliates
Investment in Affiliates

(8)                                 Investment in Affiliates

As of December 31, 2011, investments in affiliates represent (i) 40% (2010: 40%) equity interest in Shanghai Teamhead Automobile Surveyors Co., Ltd. (“Teamhead Automobile”) which is a PRC registered company that provides insurance surveyor & loss adjustors services (ii) 30% (2010: Nil) equity interest in Jiaxing Baolian Insurance Agency Co., Ltd (“Jiaxing” ) which is a PRC registered company that distributes of property and casualty insurance products and (iii) 20.58% (2010: 18.16%) equity interest in Sincere Fame International Limited (“Sincere Fame”) which is a BVI company that provides consumer credit brokerage services based in Guangzhou, PRC. During 2011, Sincere Fame repurchased and cancelled shares of one of its shareholders’ equity, hence the equity of CISG increased back to 20.58%.

During the year, the Group recognized its share of income of affiliates with regard to Teamhead Automobile and Sincere Fame totaling RMB14,246. Jiaxing is newly set up and had no operations in 2011.

Investment as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Teamhead Automobile	266	322
Jiaxing	—	600
Sincere Fame	138,850	153,040
Total	139,116	153,962

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities
Variable Interest Entities

(9)                             Variable Interest Entities

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies and brokerages. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws.

Accordingly, the Company conducts its operations in the PRC principally through contractual arrangements among its PRC subsidiaries, Sichuan Yihe Investment Co., Ltd. (“Yihe Investment”), Guangdong Meidiya Investment Co., Ltd. (“Meidiya Investment”) and Shenzhen Xinbao Investment Management Co., Ltd. (“Xinbao Investment”) (collectively referred as the “Three PRC Affiliated Entities”) and the equity holders of the Three PRC Affiliated Entities, who are PRC nationals. To provide the Company effective control over the Three PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Three PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered amongst Fanhua Xinlian Information Technology Consulting (Shenzhen) Co., Ltd. (“Xinlian Information”), Fanhua Zhonglian Enterprise Image Planning (Shenzhen) Co., Ltd. (“Zhonglian Enterprise”), Litian and Ying Si Kang Information Technology (Shenzhen) Co., Ltd. (“Ying Si Kang Information”), which are PRC subsidiaries of the Company, and Yihe Investment, Meidiya Investment and Xinbao Investment and their direct equity holders.

Agreements that transfer economic benefits to Xinlian Information, Zhonglian Enterprise and Litian

IT platform related service and, consulting service agreements

Pursuant to IT platform service, and consulting service agreements entered into between our PRC subsidiaries Litian, Xilian Information and Zhonglian Enterprise and most of the insurance intermediary subsidiaries of the Three PRC Affiliated Entities, Litian, Xilian Information and Zhonglian Enterprise agreed to grant rights to use the “Fanhua” brand and provide consulting and training services related to IT platform and internal control compliance to most of the insurance intermediaries in exchange for fees payable quarterly calculated as a percentage of revenues of each insurance intermediary.

Agreements that provide Company the option to purchase the equity interests in the Three PRC Affiliated Entities

Exclusive Purchase Option Agreements

Pursuant to the exclusive purchase right agreements, Xinlian Information and Ying Si Kang Information may purchase the entire equity interests in, or all the assets of the Three PRC Affiliated Entities, for a purchase price equal to the amount of the individual shareholder’s actual capital contribution to the Three PRC Affiliated Entities or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction.

Agreements that provide Company effective control over the Three PRC Affiliated Entities

Loan Agreements

Each of the equity holders of Meidiya Investment and Yihe Investment entered into loan agreements with Xinlian Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Meidiya Investment and Yihe Investment. In the event that the loan is not renewed, then upon the expiration of its term and subject to then applicable PRC laws, the loan can be repaid only with the proceeds from the transfer of the individual shareholder’s equity interests in Meidiya Investment and Yihe Investment to Xinlian Information or another person designated by Xinlian Information. In addition, the loan agreement contains a number of covenants that restrict the actions the individual shareholder can take or cause Meidiya Investment to take, or that require the individual shareholder to take or cause Meidiya Investment to take specific actions. Each of the individual shareholders of Xinbao Investment entered into a loan agreement with our subsidiary Ying Si Kang Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Xinbao Investment. The terms of the loan agreement are substantially similar to those in the loan agreements described above.

Equity Pledge Agreement

Pursuant to the equity pledge agreements between (1) Yihe Investment, Xinlian Information and the equity holders of Yihe Investment; (2) Meidiya Investment, Xinlian Information and the equity holders of Meidiya Investment; and (3) Xinbao Investment, Ying Si Kang Information and the equity holders of Xinbao Investment, the equity holders of the Three PRC Affiliated Entities have pledged their equity interest in the Three PRC Affiliated Entities to Xinlian Information and Ying Si Kang Information secure his obligations under the loan agreement between (1) Yihe Investment and Xinlian Information; (2) Meidiya Investment and Xinlian Information; and (3) Xinbao Investment and Ying Si Kang Information. During the term of the equity pledge agreement, Xinlian Information and Ying Si Kang Information are entitled to all the dividends declared on the pledged equity interests.

Power of attorney

Pursuant to the power of attorney, the nominee equity holders of the Three PRC Affiliated Entities each executed an irrevocable power of attorney appointing a person designated by Xinlian Information or Ying Si Kang Information as their attorney-in-fact to vote on their behalf on all matters of the Three PRC Affiliated Entities requiring equity holder approval under PRC laws and regulations and the articles of association of the Three PRC Affiliated Entities. If Xinlian Information or Ying Si Kang Information designates the individual shareholders of the three PRC Affiliated Entities to attend a shareholder’s meeting of the three PRC Affiliated Entities, the individual shareholder agrees to vote his shares as instructed by Xinlian Information or Ying Si Kang information.

The Articles of Association of the Three PRC Affiliated Entities state that the major rights of the equity holders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Xinlian Information and Ying Si Kang Information have the ability to exercise effective control over the Three PRC Affiliated Entities through equity holder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management teams of the Three PRC Affiliated Entities are the same as that of Xinlian Information and Ying Si Kang Information.

These contractual arrangements allow the Group to effectively control the Three PRC Affiliated Entities and their subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Three PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Three PRC Affiliated Entities, the Group has consolidated the financial results of the Three PRC Affiliated Entities and their subsidiaries.

However, there are certain risks related to the VIEs arrangements, which include but are not limited to the following:

·                  If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;

·                  The Group rely on contractual arrangements with the VIEs and its equity holders for substantially all of its China operations, which may not be as effective as direct ownership in providing operational control; and

·                  The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.  The Company adopted the new guidance for the year ended December 31, 2010.

The Company, through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and (2) the right to receive benefits from the VIEs. The Company will continue to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, has no accounting impact.

The VIEs are principally engaged in the provision of insurance brokerage, agency and claims adjusting services in the PRC.

The financial information of the Company’s VIEs and VIEs’ subsidiaries as of December 31, 2010 and 2011 and for the years ended December 31, 2009, 2010 and 2011 is as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Total assets	1,644,806	960,070
Total liabilities	992,668	912,010

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net Revenues	1,008,771	1,127,948	1,394,032
Net Income (loss)	57,804	38,906	(245,060)
Net cash provided by (used in) operating activities	(7,704)	8,688	73,425
Net cash used in investing activities .	(346,255)	(192,449)	(80,473)
Net cash provided by (used in) financing activities	387,749	287,846	(105,903)

Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Payables and Accrued Expenses
Other Payables and Accrued Expenses

(10)                          Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Consideration payables on acquisition of subsidiaries	—	97
Business and other tax payable	34,085	37,460
Refundable deposits from employees and agents	15,177	14,542
Professional fees	12,600	12,291
Advances from third parties	11,517	7,512
Payables for addition of office equipment, furniture and fixtures	9,799	9,666
Insurance compensation claim payable to customers	2,307	2,408
Other	7,975	8,706
Total	93,460	92,682

Other payables and accrued expenses are unsecured, interest-free and repayable on demand.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

(11)                          Employee Benefit Plans

Employees of the Group located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution plans. The calculation of contributions for these eligible employees is based on 10% to 22% of the applicable payroll cost according to the specific requirement of the local regime government.

In addition, the Group is required by law to contribute certain percentage of applicable salaries for medical insurance benefits, unemployment and other statutory benefit. The contribution percentage may different from district to district which is subject to the specific requirement of local regime government. The PRC government is directly responsible for the payments of the benefits to these employees.

For the years ended December 31, 2009, 2010 and 2011, the Group contributed RMB16,834, RMB24,871 and RMB31,885, respectively, to these plans, of which RMB4,455, RMB4,783 and RMB1,196 were recorded in discontinued operations for the years ended December 31, 2009, 2010 and 2011, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

(12)                      Income Taxes

The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, upon any payments of dividends by the Group to its shareholders, no Cayman Islands withholding tax is imposed.

The Group’s subsidiaries and VIEs incorporated in PRC are subject to Income Tax in the PRC.

On March 16, 2007, the PRC promulgated New Enterprise Income Tax Law (the “New Income Tax Law”). The New Taxation Law which becomes effective from January 1, 2008. Under the New Taxation Law, all enterprises (both domestic enterprises and FIEs) have one unified income tax rate of 25%. On December 6, 2007, the State Council of the PRC issued Implementation Regulations on the New Taxation Law. The New Taxation Law and Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for the years ending December 31, 2008, 2009, 2010, 2011 and 2012, respectively, for Shenzhen PRC subsidiaries. The deferred tax balance has been adjusted to reflect the tax rates that are expected to apply.

Pursuant to the relevant laws and regulations in the PRC, Litian, a subsidiary of the Group is qualified as a software company and thus is exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. Year 2010 is the first profit-making year and no provision for PRC income tax has been made in the consolidated financial statements for the years ended December 31, 2010 and 2011.

The Group has adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income taxes: Overall (Pre-Codification: FIN 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109), on January 1, 2007. ASC 740-10 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on derecognizing, measurement classification, interest and penalties, accounting in interim periods, disclosure and transition.

As of December 31, 2011, the Group’s liabilities for unrecognized tax benefits totaled RMB43,586 (2010: RMB5,519) and were included in other tax liabilities. Included in the increase in unrecognized tax benefits for the current period is RMB29,700 arising from gain on disposal of subsidiaries..

The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2009	1,871
Gross increase in prior-period tax positions	666
Balance as of December 31, 2009	2,537
Gross increase in prior-period tax positions	2,982
Balance as of December 31, 2010	5,519
Gross increase in prior-period tax positions	38,067
Balance as of December 31, 2011	43,586

The Group is subject to taxation in the PRC. The uncertain tax positions are related to tax years that remain subject to examination by the relevant taxable authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Group’s consolidated financial statements as of December 31, 2011. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. However, based on the current lack of any examinations in progress, and the protocol of finalizing audits by the relevant tax authorities, it is not possible to estimate the impact of any amount of such changes, if any, to previously recorded uncertain tax positions. The Group’s policy is that it recognizes interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

For PRC, tax years 2007 through 2011 still remain subject to examination by the PRC tax authorities.

Income tax expenses are comprised of the following:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current tax expense	(91,392)	(87,812)	(100,461)
Deferred tax income (expense)	(5,917)	(1,313)	16,431
Income tax expense	(97,309)	(89,125)	(84,030)

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Current deferred tax assets:
Operating loss carry forward	5,691	4,276
Other	—	3,093
Less: valuation allowances	—	—
Current deferred tax asset, net	5,691	7,369

Non-current deferred tax assets:
Operating loss carry forward	5,730	15,748
Other	2,592	—
Less: valuation allowances	(1,567)	(13,856)
Non-current deferred tax asset, net	6,755	1,892
Total	12,446	9,261

Deferred tax liabilities:
Intangible assets, net	(43,513)	(30,106)

Due to the uncertainty of the level of PRC subsidiaries or VIEs’ taxable income and the lack of operating history in the VIEs, management does not believe certain subsidiaries or VIEs will generate sufficient taxable income such that it is more likely than not that the deferred tax assets will not be realized. As such, a valuation allowance has been established for these deferred tax assets as of December 31, 2010 and 2011. The Group had totally operating loss carry forwards of RMB56,645 and RMB79,682 for the years ended December 31, 2010 and 2011, respectively. Such operating loss carry forwards expire five years after the RPC subsidiaries or VIEs incur the loss unless utilized. The operating loss carry forwards of RMB3,935, RMB11,587 and RMB64,160 is to expire for the year ended December 31, 2014, 2015 and 2016, respectively.

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income (loss) before income taxes and income of affiliates and discontinued operations, and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net income (loss) before income taxes and income of affiliates and discontinued operations	392,921	462,886	(674,306)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	98,230	115,722	(168,576)
Expenses not deductible for tax purposes:
Entertainment	390	607	659
Goodwill and unamortized intangible asset impairment	—	—	255,272
Other	471	1,130	3,579
Tax exemption and tax relief:
Income tax at preferential tax rate of 20% , 22% and 24% for 2009, 2010 and 2011	(15,541)	(8,023)	(2,777)
Impact of lower tax rates in other jurisdictions	14,561	9,007	18,174
Tax holidays	—	(31,783)	(45,537)
Change in valuation allowance	(1,829)	(92)	13,654
ASC740-10 tax provision	666	2,981	8,367
Other	361	(424)	1,215
Income tax expense	97,309	89,125	84,030

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately RMB29,407 and RMB70,065 for the years ended December 31, 2010 and 2011, respectively. Basic net loss per share for the year ended December 31, 2011 would have been increased by RMB0.0699.

Under the New Income Tax law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC. Non-resident enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishment in the PRC. Under the New Enterprise Income Tax (“EIT”) Implementation Regulation, “de facto management organization” is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the New Income Tax Law and the New EIT Implementation Regulation, a resident enterprise’s global net income will be subject to a 25% EIT rate. The Group does not believe that its legal entities organized outside China should be treated as residents for New Income Tax law purposes. Even if one or more of its legal entities organized outside China were characterized as China tax residents, none of them had profit attributable to continuing operations; therefore, no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.

If the entity were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2009 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong SAR, the withholding tax would be 5%.

Aggregate undistributed earnings of the Group’s subsidiaries and VIEs in the PRC that are available for distribution to the Group of approximately RMB1,543,119 as of December 31, 2011 are considered to be indefinitely reinvested under ASC No.740-30, Accounting for Income Taxes — Special Areas, and accordingly, no provision for has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB154,312.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIE affiliates because the Group believes such excess earnings can be distributed in a manner that would not be subject to tax.

Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure
Capital Structure

(13)                          Capital Structure

On July 14, 2010, the Company issued 92,000,000 new shares to the public upon its following-on offering, represent 9.2% of total shares outstanding as of December 31, 2010.

On December 3, 2010, the Company’s board of directors approved a corporate share repurchase program authorizing up to US$100,000 in ADS repurchases by June 30, 2011.

During 2010, the Company issued 5,100,780 new shares for the exercise of options, representing 0.51% of the total shares outstanding as of December 31, 2010.

During 2010, the company repurchased 331,059 ADS (equal to 6,621,180 ordinary shares), representing 0.66% of the total shares outstanding as of December 31, 2010, for an aggregate price of approximately US$5,604 on the open market.

During 2011, the Company issued 2,670,340 new shares for the exercise of options, representing 0.27% of the total shares outstanding as of December 31, 2011.

During 2011, the Company had repurchased 155,311 ADS (equal to 3,106,220 ordinary shares), representing 0.31% of the total shares outstanding as of December 31, 2011, for an aggregate price of approximately RMB13,722 (US$2,093) on the open market.

Net Income (loss) per Share	12 Months Ended
Dec. 31, 2011
Net Income (loss) per Share
Net Income (loss) per Share

(14)                          Net Income (loss) per Share

The computation of basic and diluted net income (loss) per ordinary share is as follows:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	296,386	386,665	(744,090)
Net income (loss) from discontinued operations	(17,372)	29,665	127,553
Less: Net loss attributable to the noncontrolling interests	(21,827)	(5,978)	(317,163)
Net income (loss) attributable to the Company’s shareholders	300,841	422,308	(299,374)
Weighted average number of ordinary shares outstanding	912,497,726	958,029,717	1,002,810,673
Basic net income (loss) from continuing operations per ordinary share	0.3308	0.4098	(0.4257)
Basic net income (loss) from discontinued operations per ordinary share	(0.0011)	0.0310	0.1272
Basic net income (loss) per ordinary share	0.3297	0.4408	(0.2985)

Basic net income (loss) from continuing operations per ADS	6.6153	8.1969	(8.5140)
Basic net income (loss) from discontinued operations per ADS	(0.0215)	0.6193	2.5433
Basic net income (loss) per ADS	6.5938	8.8162	(5.9707)

Diluted:
Net income (loss) from continuing operations	296,386	386,665	(744,090)
Net income (loss) from discontinued operations	(17,372)	29,665	127,553
Less: Net loss attributable to the noncontrolling interests	(21,827)	(5,978)	(317,163)
Net income (loss) attributable to the Company’s shareholders	300,841	422,308	(299,374)
Weighted average number of ordinary shares outstanding	912,497,726	958,029,717	1,002,810,673
Share options	15,814,586	32,288,811	—
Total	928,312,312	990,318,528	1,002,810,673
Diluted net income (loss) from continuing operations per ordinary share	0.3251	0.3965	(0.4257)
Diluted net income (loss) from discontinued operations per ordinary share	(0.0010)	0.0299	0.1272
Diluted net income (loss) per ordinary share	0.3241	0.4264	(0.2985)

Diluted net income (loss) from continuing operations per ADS	6.5026	7.9297	(8.5140)
Diluted net income (loss) from discontinued operations per ADS	(0.0211)	0.5991	2.5433
Diluted net income (loss) per ADS	6.4815	8.5288	(5.9707)

Certain share options issued during 2007 have been cancelled in 2008 and 2009. Certain share options issued during 2010 and 2011 were cancelled in 2011. For details of the options scheme issued, please refer to note 20 to the financial statements.

Distribution of Profits	12 Months Ended
Dec. 31, 2011
Distribution of Profits
Distribution of Profits

(15)                          Distribution of Profits

As stipulated by the relevant PRC laws and regulations applicable to China’s foreign investment enterprise, the Group’s subsidiaries and VIEs in the PRC are required to maintain non-distributable reserves which include a statutory surplus reserve as of December 31, 2011. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of individual company’s net profit as reported in the PRC statutory statements of the Company’s subsidiaries and VIEs. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the registered capital of respective subsidiaries and VIEs.

The statutory surplus reserve is used to offset future losses. These reserves represent appropriations of retained earnings determined according to PRC law and may not be distributed. There are no appropriations to reserves by the Company other than the Group’s subsidiaries and VIEs in the PRC during any of the periods presented. Amounts contributed to the statutory reserves were RMB136,681 and RMB167,147 as of December 31, 2010 and 2011, respectively.

Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances and Transactions
Related Party Balances and Transactions

(16)                          Related Party Balances and Transactions

The principal related party balances and transactions as of and for the years ended December 31, 2010 and 2011 are as follows:

a)                                     Amounts due from related parties:

	As of December 31,
	2010	2011
	RMB	RMB
Amount due from an affiliate (i)	20,000	353,136
Amounts due from noncontrolling shareholders (ii)	20,000	12,500
Total	40,000	365,636

b)                                     Amounts due to related parties:

	As of December 31,
	2010	2011
	RMB	RMB
Amounts due to noncontrolling shareholders (iii)	37,800	20,305

(i)         The Group agreed to grant a maximum loan of US$50,000 (equivalent to RMB315,000) to Sincere Fame pursuant to a facility letter (the “Facility”) entered in October 2011. This facility is valid for two years and can be renewed upon mutual agreement. As of December 31, 2011, amount due from an affiliate represented RMB351,860 principal receivable and RMB1,276 interest receivable due from subsidiaries of Sincere Fame, of which RMB315,000 was granted under the Facility. This amount is unsecured, bears interest at 7.3% and is repayable within one year.

US$2,000 was advanced by subsidiaries of Sincere Fame to a shareholder of the Company (the “Loan”). The Loan was granted at an interest rate of 0.02% per day, unsecured and fully settled subsequent to year ended December 31, 2011.

As of December 31, 2010 amount due from an affiliate RMB20,000 represented receivable from a subsidiary of Sincere Fame, which was unsecured, interest free and repayable on demand. This amount was subsequently settled on January 4, 2011.

(ii)          Amounts due from noncontrolling interests were unsecured, interest free and repayable on demand.

As of December 31, 2011, the amounts represent an acquisition consideration refund receivable from the selling shareholder of two subsidiaries acquired in 2009 and one subsidiary acquired in 2010, which failed to meet their performance targets pursuant to acquisition agreements. These amounts have been fully settled in March 2012. During 2011, Huajie and Zhongxin were purchased from this noncontrolling shareholder. During 2010, Fanlian, Mintai, Baolian and Fangda were purchased from this noncontrolling shareholder.

As of December 31, 2010, the amounts represented RMB20,000 receivable from Mr. Keping Lin (“Mr. Lin”) who committed to inject to Datong as working capital unilaterally within two years on the completion of selling Beijing Fanhua Datong Investment Management Co., Ltd. (“Datong Investment”) to the Group. Such commitment has been cancelled subsequent to year ended December 31, 2010 on selling of Datong Investment on March 25, 2011.

(iii)       The amount was unsecured, interest-free and repayable on demand. As of December 31, 2011, the amount mainly represented consideration payable to noncontrolling shareholders for additional shares acquired. As of December 31, 2010, the amount mainly represented RMB30,000 payable to Mr. Lin, the selling shareholder of Datong Investment as Datong Investment met the year 2010 performance target. Such contingent consideration payable has been subsequently settled in 2011.

c)                                      A subsidiary of the Company paid service charges of RMB807, nil and nil to an affiliate for the years ended December 31, 2009, 2010, 2011, respectively.

A subsidiary of the Company provided IT service to an affiliate and charged RMB5,000 for the year ended December 31, 2011.

Subsidiaries of the Company charged affiliates interest income of RMB1,276 for funds used for the year ended December 31, 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

(17)                      Commitments and Contingencies

(i) The Group has several non-cancelable operating leases, primarily for office rent.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum operating lease payments as of December 31, 2011 are:

Minimum Lease Payment
RMB
Year ending December 31:
2012	16,738
2013	7,367
2014	3,165
2015	1,561
2016	1,237
Total	30,068

Rental expenses incurred under operating leases for the years ended December 31, 2009, 2010 and 2011 amounted to RMB25,622, RMB30,340 and RMB28,048, respectively, of which RMB4,920, RMB6,899 and RMB1,725 were recorded in discontinued operation for the years ended December 31, 2009, 2010 and 2011, respectively.

(ii) As of December 31, 2010 and 2011, the Group had a commitment of RMB365 and RMB168, respectively, in connection with acquisition of office equipment that would be due in the following year.

(iii) The Group entered into various acquisition agreements which contain certain purchase considerations that are contingent upon future performance of the acquired companies. Please refer to Note 3 for more details.

(iv) On October 17, 2011, Pieter van Dongen, an alleged purchaser of the Company’s American Depositary Receipts (“ADRs”) brought a purported class action against the Company, and three of its then-executive officers. The complaint asserts that between March 2, 2010 and September 14, 2011, the alleged class period, the defendants defrauded purchasers of the Company’s ADRs through the dissemination of materially false and misleading statements regarding the Company’s income, incentive compensation and future prospects including by allegedly overstating net income by failing to properly account for incentives provided to the Company’s agents. The complaint asserts claims under Section 10(b) of the Security Exchange Act of 1934 (“Exchange Act”) and Rule 10b-5 thereunder and under Section 20(a) of the Exchange Act.

On December 6, 2011, the Company and van Dongen, entered into a stipulation providing that within forty-five days after the court’s entry of an order appointing a lead plaintiff under the Private Securities Litigation Reform Act, the lead plaintiff must either file a consolidated complaint or give notice of its intent not to do so (and therefore proceed on its initial complaint). The stipulation establishes a briefing schedule under which the Company’s response to the operative complaint is due forty-five days after such filing or notice; the lead plaintiff’s opposition is due 45 days later; and the Company’s reply is due 30 days later. The stipulation was “so ordered” by the Court on December 7, 2011. On December 16, 2011, two other alleged purchasers of the Company’s ADRs, who are represented by the same law firm that represents van Dongen, moved for appointment as lead plaintiffs, and no other prospective plaintiff moved for appointment as lead plaintiff by the December 16, 2011 deadline. The lead plaintiff motion is still pending before the court.

The outcome of the above class action cannot be reliably estimated with reasonable certainty at this stage and no provision has thus been made as of December 31, 2011.

Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentrations of Credit Risk
Concentrations of Credit Risk

(18)                          Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues from commissions and fees are as follows:

	Year ended December 31,
	2009	% of sales	2010	% of sales	2011	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	225,834	21%	275,785	22%	331,556	22%
China Pacific Property Insurance Co., Ltd.	196,481	18%	202,215	16%	184,717	12%
Ping An Property & Casualty Insurance Company of China, Ltd.	139,979	13%	156,091	13%	181,088	12%
	562,294	52%	634,091	51%	697,361	46%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2010	%	2011	%
	RMB		RMB
PICC	34,572	14%	31,982	18%
Aviva-Cofco Life Insurance Co., Ltd.	62,509	26%	17,021	10%
	97,081	40%	49,003	28%

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

Substantially all of the Group’s revenues for the three years ended December 31, 2009, 2010 and 2011 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.

Currency risk

Except for the proceeds from the initial public offering and the follow-on offering (which were in USD), substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not fully convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Non-Cash Transactions	12 Months Ended
Dec. 31, 2011
Non-Cash Transactions
Non-Cash Transactions

(19)                      Non-Cash Transactions

The Group entered into the following non-cash investing activities:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	85,380	30,000	20,402
Considerations payable in connection with acquisition of an affiliate	17,231	—	—
Payables for addition of office equipment, furniture and fixtures	12,593	9,799	9,666

Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Share-based Compensation

(20)                          Share-based Compensation

2011 Options

On April 28, 2011, the Company granted options (“2011 Options”) to its directors and employees to purchase 28,400,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period from 2012 to 2015. The number of options that the grantees are entitled to in each year of 2012 to 2015 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company (“Award options F”). Accordingly, 30% (“Option F1”), 30% (“Option F2”), 20% (“Option F3”), and 20% (“Option F4”) of the Award options F shall vest on March 31 each of the years 2012 to 2015, respectively. The expiration date of the 2011 Options is March 31, 2017. The 2011 Options have an exercise price of US$0.734 (RMB4.7717) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option F1	Option F2	Option F3	Option F4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.93%	2.27%	2.54%	2.81%
Expected life	3.43 years	3.93 years	4.43 years	4.94 years
Expected volatility	35.54%	34.34%	32.93%	32.49%

For the year ended December 31, 2011, share-based compensation expenses of RMB24,615 were recognized in connection with the 2011 Options. In November 2011, 16,974,600 shares of 2011 Options were cancelled and share-based compensation expenses amounting to RMB22,015, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with the 2011 Options. During 2011, 11,425,400 shares of 2011 Options were forfeited due to the failure of directors and employees to meet performance requirements, plus some employees resigned during the year. No share-based compensation expense related to the forfeited options was recognized.

2010 Options

On February 8, 2010, the Company granted options (“2010 Options”) to its directors and employees to purchase 48,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period from 2011 to 2014. The number of options that the grantees are entitled to in each year of 2011 to 2014 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company (“Award options E”). Accordingly, 30% (“Option E1”), 30% (“Option E2”), 20% (“Option E3”) and 20% (“Option E4”) of the Award options E shall vest on March 31 of each of the years 2011 to 2014, respectively. The expiration date of the 2010 Options is March 31, 2016. The 2010 Options have an exercise price of US$0.8395 (RMB5.7308) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%

As of December 31, 2011, no 2010 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2010 and 2011, share-based compensation expenses of RMB16,653 and RMB26,985 was recognized in connection with the 2010 Options, respectively. In November 2011, 27,671,884 shares of 2010 Options were cancelled and share-based compensation expenses amounting to RMB26,150, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with 2010 Options. During 2011, 20,328,116 shares of 2010 Options were forfeited due to the failure of directors and employees to meet performance requirements, plus some employees resigned during the year. No share-based compensation expense related to the forfeited options was recognized.

2009 Options

On March 9, 2009, the Company granted options (“2009 Options”) to its employees to purchase 10,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% (“Option D1”), 30% (“Option D2”), 20%  (“Option D3”) and the remaining 20% (“Option D4”) of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their key performance indicators (“KPI”) results for the years 2009.  The expiration date of the 2009 Options is March 31, 2015. The 2009 Options have an exercise price of US$0.336 (RMB2.2982) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%

As of December 31, 2011, 1,217,680 shares of 2009 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2009, 2010 and 2011, share-based compensation expenses of RMB1,497,  RMB1,479 and RMB1,469 was recognized in connection with the 2009 Options. During the years ended December 31, 2009, 2010 and 2011, 38,000, 917,330 and 153,480 shares of 2009 Options, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

2008 Options

On November 21, 2008, the Company granted options to purchase 32,000,000 ordinary shares of the Company to certain directors and employees (“2008 Options”). Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% (“Option C1”), 30% (“Option C2”), 20%  (“Option C3”) and the remaining 20% (“Option C4”) of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their key performance indicators KPI results for the years 2009. The expiration date of the 2008 Options is March 31, 2015. The 2008 Options have an exercise price of US$0.278 (RMB1.8967), equal to the fair value of the Company’s share price at the grant date. There is no intrinsic value of the options as of the date of grant.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%

As of December 31, 2011, 2,553,440 shares of 2008 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2009, 2010 and 2011, share-based compensation expenses of RMB4,269, RMB4,079 and RMB3,934 was recognized in connection with 2008 Options. During the years ended December 31, 2009, 2010 and 2011, 48,000, 529,080 and 84,520 shares of 2008 Options, respectively, were forfeited due to employee resignations.  No share-based compensation expense related to the forfeited options was recognized.

2007 Options

(a) Option A

On February 3, 2007, CISG granted share options (“2007 Option A”) to the Company’s former Chief Financial Officer, Mr. David Tang to purchase 5,473,684 ordinary shares. The options grant represents 0.8% of the issued share capital of CISG on a fully diluted basis upon full exercise of all outstanding options. The options vest over a two-year period, with 40% of the options vesting upon public listing of the Company and 30% on each of the first and second anniversaries of his employment. The 2007 Option A has an exercise price of RMB2.3214 per ordinary share, equal to the fair value of CISG’s share price at the grant date, as determined by using the Black-Scholes option pricing model. The management of the Company determined the value of the Company’s shares as of January 31, 2007, with the assistance of a third party valuation company. There was no intrinsic value of the option as of the date of grant.

The assumptions used in determining the fair value of the options were as follows:

Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%

The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility is estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

As of December 31, 2011, 4,000,000 shares of 2007 Option A had been exercised.

(b) Option B

According to Board Resolution dated October 10, 2007, on October 31, 2007, the Company granted options (“2007 Option B”) to its employees to purchase 42,000,000 ordinary shares of the Company. Exercise price is US$0.8 per ordinary share. 40% of the options (“Option B1”) was vested on March 31, 2009, 30% of the options (“Option B2”) on March 31, 2010, and the remaining 30% (“ Option B3”) on March 31, 2011, respectively. The expiration date of the options is March 31, 2014. The management of the Company determined the value of the Company’s shares as of October 30, 2007 to be equal to the IPO price, which resulted in no intrinsic value of the options as of the date of grant.

The assumptions used in determining the fair value of the options were as follows:

	Option B1	Option B2	Option B3
Weight average assumptions — expected dividend yield	0%	0%	0%
Risk-free interest rate	3.81%	3.89%	3.97%
Expected life	3.92 years	4.42 years	4.92 years
Expected volatility	23.07%	23.29%	24.20%

For the years ended December 31, 2009, 2010 and 2011, share-based compensation expenses of RMB1,787, nil and nil was recognized in connection with 2007 Option B, respectively.

In June 2009, 2,360,600 shares of 2007 Option B were cancelled by cash settlement of RMB0.4 per ordinary share and a total of RMB944 was charged in additional paid-in capital. In addition, share-based compensation expenses amounted to RMB1,510 representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation.

For the two years ended December 31, 2011, changes in the status of outstanding options were as follows:

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of December 31, 2009	46,566,631	2.0250	224,835
Granted on February 8, 2010	48,000,000	5.7308
Exercised	(5,100,780)	2.1240
Cancelled	—	—
Forfeited	(1,446,410)	2.1513
Outstanding as of December 31, 2010	88,019,441	4.0381	146,782
Granted on April 28, 2011	28,400,000	4.7717
Exercised	(2,670,340)	2.2817
Cancelled	(44,646,484)	5.3662
Forfeited	(31,991,516)	5.3617
Outstanding as of December 31, 2011	37,111,101	1.9872	7,070
Exercisable as of December 31, 2011	21,236,741	1.9906	3,973

As of December 31, 2011, there were a total of 15,874,360 outstanding unvested options. As of December 31, 2011, there was RMB6,607 of total unrecognized compensation cost related to share options granted in 2008 and 2009.

The following table summarizes information about the Company’s share option plans for the years ended December 31, 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	0.7208	1.5770	1.4501
Total intrinsic value of options exercised	—	32,465	9,495
Total fair value of share options vested	—	7,526	7,355

The following table summarizes information about the Company’s stock option plans as of December 31, 2011:

	Options outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted average exercise price in RMB	Options Exercisable
2009 Options	7,673,510	2.25	2.2982	4,274,630
2008 Options	28,784,960	2.26	1.8967	16,309,480
2007 Option A	652,631	5.0	2.3214	652,631
Total	37,111,101			21,236,741

There are no 2010 Options and 2011 Options outstanding as of December 31, 2011.

Restricted Net Assets	12 Months Ended
Dec. 31, 2011
Restricted Net Assets
Restricted Net Assets

(21)                          Restricted Net Assets

Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances. As of December 31, 2010 and 2011, the Company had restricted net assets of RMB1,490,552 and RMB1,661,740, respectively, which were not eligible to be distributed. These amounts were comprised of the registered capital of the Company’s PRC subsidiaries and the statutory reserves disclosed in Note 15.

Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting
Segment Reporting

(22)                          Segment Reporting

During 2011, the Group disposed the Datong segment, which was reclassified to discontinued operations for all periods presented, and operates in three principal operating segments: P&C, Life and Claims Adjusting. Accordingly, the Group has retroactively amended its segment disclosure for 2009 and 2010. Business segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The principle activities of the three reportable operating segments are as follows:

1) P&C segment

This segment provides brokerage and agency services of property and casualty insurance products.

2) Life segment

This segment mainly provides life insurance brokerage and agency services.

3) Claims Adjusting segment

This segment provides pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services.

The following table shows our operations by business segment for the years ended December 31, 2009, 2010 and 2011. Other includes revenue and expenses not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Net revenues
P&C	783,220	821,259	1,032,594	164,063
Life	177,713	235,584	276,402	43,916
Claims Adjusting	140,670	177,094	202,003	32,095
Other	—	—	5,676	902
Total net revenues	1,101,603	1,233,937	1,516,675	240,976
Operating costs and expenses
P&C	(408,643)	(389,266)	(1,626,472)	(258,420)
Life	(158,804)	(194,612)	(245,571)	(39,017)
Claims Adjusting	(121,753)	(156,825)	(243,072)	(38,620)
Other	(67,174)	(98,709)	(150,333)	(23,886)
Total operating costs and expenses	(756,374)	(839,412)	(2,265,448)	(359,943)
Income (loss) from operations
P&C	374,577	431,993	(593,878)	(94,357)

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Life	18,909	40,972	30,831	4,899
Claims Adjusting	18,917	20,269	(41,069)	(6,525)
Other	(67,174)	(98,709)	(144,657)	(22,984)
Total income (loss) from operations	345,229	394,525	(748,773)	(118,967)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Segment assets
P&C	1,876,999	1,367,326	217,246
Life	175,064	200,713	31,890
Claims Adjusting	175,777	108,630	17,260
Datong	282,799	—	—
Other	1,343,817	1,604,327	254,902
Total assets	3,854,456	3,280,996	521,298

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

(23)                          Subsequent Events

On March 12, 2012 the Company granted share options to certain of its directors, officers, key employees and sales agents to purchase 96,645,000 ordinary shares of the Company, pursuant to the amended and restated 2007 Share Incentive Plan, at an exercise price of US$0.30 per ordinary share. These options will vest over a five-year period starting from May 31, 2012. As of the date of this announcement, outstanding and exercised stock options have reached 136,874,658, which is the maximum number of ordinary shares reserved for issuance under the 2007 Share Incentive Plan. The Company does not expect to adopt a new share incentive plan before 2014.

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY	12 Months Ended
Dec. 31, 2011
SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

CNINSURE INC.

SCHEDULE 1—CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

Balance Sheets

(In thousands, except for shares)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	109,393	24,776	3,937
Other receivables	2,034	190,216	30,222
Amounts due from subsidiaries	1,539,092	1,337,536	212,513
Total current assets	1,650,519	1,552,528	246,672
Non-current assets:
Investment in subsidiaries	1,436,221	1,224,245	194,513
Total assets	3,086,740	2,776,773	441,185

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	12,557	5,767	917
Amounts due to subsidiaries	13,199	16,959	2,694
Total liabilities	25,756	22,726	3,611
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,977,326 and 1,002,541,446 as of December 31, 2010 and 2011, respectively)	7,649	7,646	1,215
Additional paid-in capital	2,261,849	2,272,580	361,077
Retained earnings	874,846	575,472	91,433
Accumulated other comprehensive loss	(83,360)	(101,651)	(16,151)
Total shareholders’ equity	3,060,984	2,754,047	437,574
Total liabilities and shareholders’ equity	3,086,740	2,776,773	441,185

Statements of Operations

(In thousands)

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
General and administrative expenses	(18,749)	(26,705)	(70,893)	(11,264)
Interest income	896	450	2,011	320
Equity in earnings (loss) of subsidiaries	318,694	448,563	(230,492)	(36,622)
Net income (loss)	300,841	422,308	(299,374)	(47,566)

Statements of Equity and Comprehensive Income (Loss)

 (In thousands, except for shares)

				(Accumulated	Accumulated
				deficit)	other
	Share Capital		Additional	retained	comprehensive		Comprehensive
	Number of Share	Amounts	Paid-in Capital	earnings	(loss) income	Total	(loss) income
		RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2009	912,497,726	7,036	1,666,723	151,699	(73,810)	1,751,648
Net income	—	—	—	300,841	—	300,841	300,841
Foreign currency translation	—	—	—	—	1,268	1,268	1,268
Comprehensive income							302,109
Share-based compensation	—	—	6,609	—	—	6,609
Dividends	—	—	(68,558)	—	—	(68,558)
Balance as of December 31, 2009	912,497,726	7,036	1,604,774	452,540	(72,542)	1,991,808
Net income	—	—	—	422,308	—	422,308	422,308
Foreign currency translation	—	—	—	—	(10,818)	(10,818)	(10,818)
Comprehensive income							411,490
Issuance of ordinary shares upon follow-on offering	92,000,000	623	743,144	—	—	743,767
Exercise of share options	5,100,780	34	10,041	—	—	10,075
Repurchase of ordinary shares	(6,621,180)	(44)	(37,243)	—	—	(37,287)
Share-based compensation	—	—	22,211	—	—	22,211
Dividends	—	—	(80,985)	—	—	(80,985)
Other	—	—	(93)	(2)	—	(95)
Balance as of December 31, 2010	1,002,977,326	7,649	2,261,849	874,846	(83,360)	3,060,984
Net loss	—	—	—	(299,374)	—	(299,374)	(299,374)
Foreign currency translation	—	—	—	—	(18,291)	(18,291)	(18,291)
Comprehensive loss							(317,665)
Comprehensive loss in US$							(50,472)
Exercise of share options	2,670,340	17	5,288	—	—	5,305
Repurchase of ordinary shares	(3,106,220)	(20)	(13,702)	—	—	(13,722)
Share-based compensation	—	—	57,003	—	—	57,003
Other	—	—	(37,858)	—	—	(37,858)
Balance as of December 31, 2011	1,002,541,446	7,646	2,272,580	575,472	(101,651)	2,754,047
Balance as of December 31, 2011 in US$		1,215	361,077	91,433	(16,151)	437,574

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income (loss)	300,841	422,308	(299,374)	(47,566)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in earnings (loss) of subsidiaries	(318,694)	(448,563)	230,492	36,622
Compensation expenses associated with stock options	6,609	22,211	57,003	9,057
Changes in operating assets and liabilities:
Other receivables	(459)	1,023	(188,182)	(29,899)
Other payables	(2,547)	2,527	(6,790)	(1,079)
Net cash used in operating activities	(14,250)	(494)	(206,851)	(32,865)
Cash flows from investing activities
Increase in investment in subsidiaries	(5,653)	(40,143)	(56,374)	(8,957)
Advances (to) from subsidiaries	(198,132)	(518,212)	205,316	32,621
Net cash (used in) generated from investing activities	(203,785)	(558,355)	148,942	23,664
Cash flows from financing activities:
Proceeds from share issuances	—	743,767	—	—
Proceeds on exercise of stock options	—	10,075	5,305	843
Repurchase ordinary shares	—	(37,287)	(13,722)	(2,180)
Dividends paid	(68,558)	(80,985)	—	—
Net cash (used in)generated from financing activities	(68,558)	635,570	(8,417)	(1,337)
Net (decrease) increase in cash and cash equivalents	(286,593)	76,721	(66,326)	(10,538)
Cash and cash equivalents at beginning of year	328,815	43,490	109,393	17,381
Effect of exchange rate changes on cash and cash equivalents	1,268	(10,818)	(18,291)	(2,906)
Cash and cash equivalents at end of year	43,490	109,393	24,776	3,937

Note to Schedule 1

(In thousands, except for shares)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require  condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2011, RMB1,661,740 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company has been presented for the years ended December 31, 2010 and 2011.

CISG undertook a separate restructuring in anticipation of an initial public offering involving a holding company (the “Company”) that was incorporated in the Cayman Islands on April 10, 2007. The Company became the ultimate holding company upon completion of a 10,000-for-1 share exchange with the existing shareholders of CISG on July 31, 2007. The exchange was accounted for as a reverse merger on the basis that CISG was the accounting acquirer.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Basis of Presentation and Consolidation

(a)                                 Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.

Use of Estimates

(b)                                 Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, useful lives of property, plant and equipment, impairment of goodwill; economic lives of intangible assets, allowance for doubtful receivables and fair value of share based compensation. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash

(c)                              Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and bank current deposits. Cash equivalents consist of bank deposits and short-term, highly-liquid investments with original maturities of 90 days or less.

In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums or net premiums after deducting its authorized commissions to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets.  Also included in the restricted cash is a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency of RMB7,813 and RMB7,392 as of December 31, 2010 and 2011, respectively.

Short Term Investment

(d)           Short Term Investment

Short term investments are other investments that do not have a quoted market price in an active market whose fair value cannot be reliably measured. They are measured at cost less any identified impairment loss. No impairment loss on short term investments was identified for the year ended December 31, 2011.

Accounts Receivable and Insurance Premium Receivables

(e)                                  Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Accounts receivable	248,965	175,711
Allowance for doubtful accounts	(5,790)	(9,348)
Accounts receivable, net	243,175	166,363

The following table summarizes the movement of the Group’s allowance for doubtful accounts:

	2009	2010	2011
	RMB	RMB	RMB
Balance at the beginning of the year	251	2,136	5,790
Provision for doubtful accounts	1,885	5,136	3,572
Write-offs	—	(1,482)	(14)
Balance at the ending of the year	2,136	5,790	9,348

Insurance premium receivables consist of insurance premium to be collected from insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

Property, Plant and Equipment

(f)                                    Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statement of operations:

	2009	2010	2011
	RMB	RMB	RMB
Commission and fee under operating costs	3,441	5,607	6,776
Selling expense	1,030	2,092	1,937
General and administrative expenses	12,914	20,585	17,472
Net income (loss) from discontinued operations	1,406	2,268	1,185
Depreciation for the year	18,791	30,552	27,370

Goodwill and Other Intangible Assets

(g)                                 Goodwill and Other Intangible Assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in four reporting units which were its reportable segments for the years ended December 31, 2009 and 2010 whereas it operated in three reporting units for the year ended December 31,2011. The goodwill impairment review is a two-step process. Step one consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step two requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2010, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step one of the two-step impairment test. It was estimated that the fair value of all reporting units by using income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired for the years ended December 31, 2010.

In 2011, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step one of the two-step impairment test. The fair values of all reporting units were estimated by using income approach. Based on this quantitative test, it was determined that the fair value of the reporting unit, life insurance (“Life”), exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. However, it was determined that the fair values of reporting units, property and casualty insurance services (“P&C”) and insurance claims adjusting services (“Claims Adjusting”), were less than their carrying amount and, therefore step 2 of the goodwill impairment test was performed to measure the amount of impairment for the reporting units, P&C and Claims Adjusting. For the step 2 goodwill impairment test, implied fair value of the goodwill of the reporting units, P&C and Claims Adjusting are determined by assigning the fair value of the reporting unit used in step 1 to all assets and liabilities of that reporting unit as if the report unit has been acquired in business combination. The implied fair value of goodwill is compared with the carrying amount of goodwill to determine whether the goodwill is impaired and impairment loss is recognised. The fair value has been determined using cash flow projections based on financial budgets approved by management covering a five-year period, and discount rate of 22%, 25% and 27% for P&C, Life and Claims Adjusting, respectively. Cash flows beyond the 5-year period are extrapolated using a steady 3% growth rate. Other key assumptions relate to the estimation of cash inflows/outflows which include budgeted revenue and gross margin, such estimations are based on the unit’s past performance and management’s expectations for the market development. As a result, an goodwill impairment loss of RMB1,000,705 was recorded for the year ended December 31, 2011.

Identifiable intangibles assets are required to be determined separately from goodwill based on fair value. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Prior to October 1, 2010, amortization was computed using the straight-line method over the intangible assets’ economics lives. Starting from October 1, 2010, amortization for identifiable intangibles assets of customer relationship is computed using accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets’ economic lives. The effect of the change in amortization method in customer relationship is insignificant. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.

The intangible assets, net consisted of the following:

	Useful	As of December 31, 2010
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	—	24,091
Trade name	9.4	8,140	(144)	—	7,996
Customer relationship	4.6 to 9.8	48,356	(14,987)	—	33,369
Non-compete agreement	3 to 14	83,191	(16,583)	(4,600)	62,008
Agency agreement and licence	4.6 to 10	15,294	(2,654)	—	12,640
Software and system	5 to 10	5,740	(191)	—	5,549
		184,812	(34,559)	(4,600)	145,653

	Useful	As of December 31, 2011
	life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,051)	—	7,847
Customer relationship	4.6 to 9.8	54,706	(26,394)	(5,760)	22,552
Non-compete agreement	3 to 6.25	68,215	(23,941)	(34,692)	9,582
Agency agreement and licence	4.6 to 9.8	16,004	(5,457)	(581)	9,966
Software and system	5 to 10	5,740	(1,340)	—	4,400
		177,654	(58,183)	(61,417)	58,054

Aggregate amortization expenses for intangible assets were RMB9,654, RMB21,520 and RMB26,454 for the years ended December 31, 2009, 2010 and 2011, respectively, of which RMB1,305, RMB1,305 and RMB326 were recorded in discontinued operations for the years ended December 31, 2009, 2010 and 2011, respectively. The Group recorded an impairment loss on its intangible assets in the amount of nil, RMB4,600, and RMB56,817 as carrying value exceeds fair value for the years ended December 31, 2009, 2010 and 2011, respectively. The estimated amortization expenses for the next five years are: RMB16,563 in 2012, RMB15,892 in 2013, RMB13,168 in 2014, RMB4,092 in 2015 and RMB1,486 in 2016, and an aggregate amount of RMB3,146 in years thereafter.

Other Receivables and Other Current Assets
(h) Other Receivables and Other Current Assets Other receivables and other current assets consist of advances, prepayment and prepaid expenses.

Investment in Affiliates
(i) Investment in Affiliates Investments in affiliates are accounted for using the equity method. The Group does not control the affiliate but over which it exerts significant influence.

Other Non-current Assets

(j)                                Other Non-current Assets

As of December 31, 2011, other non-current assets represent from 5% to 20% (2010: 5% to 20%) investments in equity security of private companies over which it exerts no significant influence and are measured initially at cost.

Impairment of Long-Lived Assets

(k)                                 Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Management performed the annual impairment test for all long-lived assets as of December 31, 2010 and 2011. It was concluded that there was an impairment loss of intangible assets of RMB4,600 and RMB56,817 for the years ended December 31, 2010, and 2011, respectively.

Insurance Premium Payables
(l) Insurance Premium Payables Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.

Income Taxes

(m)                              Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Share-based Compensation

(n)                                 Share-based Compensation

All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of operations. Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance, or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no compensation cost is recognized if the requisite service is not rendered.

Awards of share-based employee compensation ordinarily specify a performance condition or a service condition (or both) that must be satisfied for an employee to earn the right to benefit from the award. No compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not satisfied, that is, instruments for which the requisite service is not rendered.

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

The Group uses the Black-Scholes option-pricing model to determine the fair value of stock options and warrants. Determining the value of our share-based compensation expense in future periods requires the input of highly subjective assumptions, including estimated forfeitures and the price volatility of the underlying shares. The management estimates the forfeitures of the shares based on past employee retention rates and its expectations of future retention rates, and it will prospectively revise the forfeiture rates based on actual history. The share compensation charges may change based on changes to the actual forfeitures. The actual share-based compensation expenses may be materially different from the current expectations.

Share-based compensation expenses of RMB7,553, RMB22,211 and RMB57,003 for the years ended December 31, 2009, 2010 and 2011, respectively, were included in the general and administrative expenses.

Employee Benefit Plans

(o)                                 Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of operations as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition

(p)                                 Revenue Recognition

The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.

Insurance agency and brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been recognized as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs.  Any subsequent commission adjustments in connection with policy cancellations which have been de minims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.1%, 0.1% and 0.1% of the total commission and fee revenues for the years ended December 31, 2009, 2010 and 2011, respectively. For property insurance and life insurance, agency and brokerage companies may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency and brokerage company achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage.  The contingent commissions are recorded when a performance target is being achieved. Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.

Other service fees include revenue from the provision of IT services and insurance-related services, such as driver’s license renewal and annual inspection for the insured. Revenue is recognized when the services are rendered.

The Group presented revenue net of sales taxes incurred. The sales taxes amounted to RMB83,958, RMB102,190 and RMB113,447 for the years ended December 31, 2009, 2010 and 2011, respectively, of which RMB3,060, RMB14,877 and RMB4,537 were related to discontinued operations for the years ended December 31, 2009, 2010 and 2011, respectively.

Contingent Consideration

(q)                                 Contingent Consideration

In December 2007, the FASB issued ASC 805, Business Combinations (“ASC 805”) to improve reporting by creating greater consistency in the accounting and financial reporting of business combinations. ASC 805 requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. ASC 805 applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Effective from January 1, 2009, the Group adopted ASC 805 on a prospective basis. As a result, the recorded purchase price for all acquisitions consummated after January 1, 2009 include an estimation of the fair value of contingent consideration payables. Subsequent changes in the fair value of contingent consideration payables will be recorded in the consolidated statement of operations when incurred. Changes in fair value of contingent consideration payables totaling RMB5,946, nil and nil was charged to consolidated statement of operations for the years ended December 31, 2009, 2010 and 2011, respectively. Also, as a result of adoption of ASC 805, in a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at acquisition date fair value and recognize gain or loss, if any, in earnings. The Group recorded earnings of such remeasurement as investment income of RMB18,905, RMB41,244 and nil to the consolidated statement of operations for the years ended December 31, 2009, 2010 and 2011, respectively.

For acquisitions before January 1, 2009, contingent consideration arrangements generally result in the payment/receiving of additional consideration or surrender/receiving of shares to/from the sellers upon the acquired entities’ satisfaction of performance targets subsequent to acquisition as stipulated in the acquisition agreement.

Additional cash payments or surrender of shares which are determined to be additional purchase consideration are accounted for as part of the purchase price of the acquired entities when the outcome of contingency is determinable beyond a reasonable doubt, while those which are determined to be compensatory in nature are recorded as compensation expenses and charged to the consolidated statement of operations. No compensation expenses were paid for the years ended December 31, 2009, 2010 and 2011.

Fair Value of Financial Instruments

(r)                               Fair Value of Financial Instruments

The carrying amounts of accounts receivable, insurance premium receivables, other receivables, accounts payable, other payables and accrued expenses, amounts due from (to) related parties and insurance premium payables are approximate their fair values due to the short-term maturity of these instruments.

Foreign Currencies

(s)                                   Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statement of shareholders’ equity and comprehensive income (loss). The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of the Company’s subsidiaries and VIE is the RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations.

Foreign Currency Risk

(t)            Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Company included aggregate amounts of RMB1,723,210 and RMB1,976,591 at December 31, 2010 and 2011, respectively, which were denominated in RMB.

Translation into United States Dollars

(u)                                 Translation into United States Dollars

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.2939, on December 30, 2011, representing the noon buying rate in the City of New York for cable transfers of RMB, as set forth in H.10 weekly statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 30, 2011, or at any other rate.

Segment Reporting

(v)                                  Segment Reporting

The Group distributes a variety of property and casualty, and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services. For the years ended December 31 2009 and 2010, the Group operated four operating segments: (1) property and casualty insurance (“P&C”), (2) life insurance (“Life”), (3) insurance claims adjusting services (“Claims Adjusting”) and (4) Datong life insurance (“Datong”). After the disposal of Datong during the first quarter of 2011, the Group operates three operating segments. Details of these operating segments are described in note 22. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues are derived in the PRC and all long-lived assets are located in the PRC.

Earnings per Share ("EPS")

(w)                               Earnings per Share (“EPS”)

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

Advertising Costs

(x)                                 Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to RMB5,459, RMB3,825 and RMB2,188 for the years ended December 31, 2009, 2010 and 2011, respectively, of which RMB290, RMB348 and RMB87 were related to discontinued operations for the years ended December 31, 2009, 2010 and 2011, respectively.

Operating Leases

(y)           Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations over the lease period.

Accumulated Other Comprehensive Income (Loss)

(z)                                   Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) represents foreign currency translation adjustments for the period and is included in the consolidated statements of shareholders’ equity.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Analysis of accounts receivable, net

	As of December 31,
	2010	2011
	RMB	RMB
Accounts receivable	248,965	175,711
Allowance for doubtful accounts	(5,790)	(9,348)
Accounts receivable, net	243,175	166,363

Summary of the movement of the Group's allowance for doubtful accounts

	2009	2010	2011
	RMB	RMB	RMB
Balance at the beginning of the year	251	2,136	5,790
Provision for doubtful accounts	1,885	5,136	3,572
Write-offs	—	(1,482)	(14)
Balance at the ending of the year	2,136	5,790	9,348

Schedule of estimated useful life and estimated residual value of property, plant and equipment

	Estimated useful life (Years)	Estimated residual value
Building	36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of the depreciation recognized in the consolidated statement of operations

	2009	2010	2011
	RMB	RMB	RMB
Commission and fee under operating costs	3,441	5,607	6,776
Selling expense	1,030	2,092	1,937
General and administrative expenses	12,914	20,585	17,472
Net income (loss) from discontinued operations	1,406	2,268	1,185
Depreciation for the year	18,791	30,552	27,370

Schedule of net intangible assets

	Useful	As of December 31, 2010
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	—	24,091
Trade name	9.4	8,140	(144)	—	7,996
Customer relationship	4.6 to 9.8	48,356	(14,987)	—	33,369
Non-compete agreement	3 to 14	83,191	(16,583)	(4,600)	62,008

	Useful	As of December 31, 2010
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Agency agreement and licence	4.6 to 10	15,294	(2,654)	—	12,640
Software and system	5 to 10	5,740	(191)	—	5,549
		184,812	(34,559)	(4,600)	145,653

	Useful	As of December 31, 2011
	life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,051)	—	7,847
Customer relationship	4.6 to 9.8	54,706	(26,394)	(5,760)	22,552
Non-compete agreement	3 to 6.25	68,215	(23,941)	(34,692)	9,582
Agency agreement and licence	4.6 to 9.8	16,004	(5,457)	(581)	9,966
Software and system	5 to 10	5,740	(1,340)	—	4,400
		177,654	(58,183)	(61,417)	58,054

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions in 2010
Acquisitions
Summary of the estimated fair value for the acquirees assumed at the date of acquisition

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Cash consideration for controlling interest	52,000	90,000	60,000	40,000	84,000
Fair value of previously held equity interest	10,530	16,900	11,270	3,344	—
Fair value of noncontrolling interests	51,580	82,820	55,210	32,776	37,380
Total consideration	114,110	189,720	126,480	76,120	121,380

Summary of the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Net tangible assets acquired	3,265	2,632	(411)	2,382	10,044
Intangible assets	20,880	17,850	12,760	12,111	17,680
Goodwill	95,185	173,608	117,093	64,500	98,076
Deferred tax assets	—	92	228	155	—
Deferred tax liabilities	(5,220)	(4,462)	(3,190)	(3,028)	(4,420)
Total consideration	114,110	189,720	126,480	76,120	121,380

Schedule of the acquired intangible assets

	Useful life	Fair Value Acquired RMB
	(Years)	Fanlian	Mintai	Baolian	Fangda	Inscom
Trade name	9.4	—	—	—	—	8,140
Customer relationship	5.8-6.25	13,360	490	2,300	4,910	3,210
Non-compete agreement	5.8-6.25	6,640	16,880	10,020	6,311	—
Agency agreement	5.8-6.25	880	480	440	890	590
System and software	5.0-10.0	—	—	—	—	5,740
Total		20,880	17,850	12,760	12,111	17,680

Acquisitions in 2011
Acquisitions
Summary of the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition

	Huajie	Zhongxin
	RMB	RMB
Net tangible assets acquired	55	888
Intangible assets	4,840	5,389
Goodwill	21,204	20,070
Deferred tax assets	111	—
Deferred tax liabilities	(1,210)	(1,347)
Total consideration	25,000	25,000

Schedule of the acquired intangible assets
		Fair Value Acquired
	Useful life	RMB
	(Years)	Huajie	Zhongxin
Customer relationship	5.3	2,860	3,490
Non-compete agreement	3.0	1,460	1,379
Agency agreement	5.3	520	520
Total		4,840	5,389

Huajie | Acquisitions in 2011
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,239,194	1,522,665
Pro forma income (loss) from operations	393,008	(749,337)
Pro forma net income (loss)	421,072	(299,904)
Pro forma net income (loss) per share	0.4395	(0.2991)

Zhongxin | Acquisitions in 2011
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,241,235	1,524,763
Pro forma income (loss) from operations	393,293	(749,143)
Pro forma net income (loss)	421,381	(299,579)
Pro forma net income (loss) per share	0.4398	(0.2987)

Fanlian | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,180,577	1,485,029
Pro forma income from operations	322,981	431,616
Pro forma net income	299,775	422,309
Pro forma net income per share	0.3285	0.4408

Mintai | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,154,934	1,485,639
Pro forma income from operations	322,948	430,649
Pro forma net income	299,494	421,817
Pro forma net income per share	0.3282	0.4403

Baolian | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,157,672	1,486,220
Pro forma income from operations	323,474	430,684
Pro forma net income	299,474	421,714
Pro forma net income per share	0.3282	0.4402

Fangda | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,158,969	1,492,002
Pro forma income from operations	323,819	430,148
Pro forma net income	299,661	421,738
Pro forma net income per share	0.3284	0.4402

Inscom | Acquisitions in 2010
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,169,207	1,490,068
Pro forma income from operations	328,576	426,688
Pro forma net income	304,225	415,734
Pro forma net income per share	0.3334	0.4339

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Schedule of the results of the discontinued operations

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net revenues	53,247	251,092	65,854
(Loss) profit before tax	(19,063)	37,283	2,062
Gain on the disposal of Datong	—	—	177,949
Income tax	1,691	(7,618)	(52,458)
Net (loss) income from discontinued operations	(17,372)	29,665	127,553

Schedule of the assets and Liabilities of the discontinued operation as of the disposal date

ASSET:

RMB
Current assets:
Cash and cash equivalents	23,607
Other current assets	107,826
Goodwill and intangible assets, net	201,704
Other non-current assets	21,571
Assets of discontinued operation	354,708

Current liabilities	88,258
Non-current liabilities	3,829
Liabilities of discontinued operation	92,087
Noncontrolling interest	16,127

Other Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivables
Analysis of other receivables, net

	As of December 31,
	2010	2011
	RMB	RMB
Advances to staff (i)	9,046	8,741
Advances to entrepreneurial agents (ii)	9,897	6,265
Insurance claim receivables	65	26
Rental deposits	6,147	5,610
Interest income receivables (iii)	13,673	33,549
Advances to third parties (iv)	21,294	—
Value-added tax recoverable (v)	4,749	14,401
Dividend receivable from Datong	—	10,000
Other	2,163	4,144
	67,034	82,736

(i)             This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)          This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by entrepreneurial individual sales agents to build business. The advances were unsecured, interest-free and repayable on demand.

(iii)       This represented accrued interest income on bank deposits.

(iv)      As of December 31, 2010, the amount mainly represented advance consideration payment made for the acquisition of Henan Zhongrui Insurance Agency Co., Ltd. (“Zhongrui”) amounting to RMB18,000. As of December 31, 2010, the acquisition of Zhongrui had not been completed and the acquisition was subsequently terminated with the refund received on March 25, 2011.

(v)         As of December 31, 2011, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax as of December 31, 2010 had been refunded during the year 2011.

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Schedule of property, plant and equipment, net

	As of December 31,
	2010	2011
	RMB	RMB
Building	—	11,346
Office equipment, furniture and fixtures	97,028	92,213
Motor vehicles	47,030	43,454
Leasehold improvements	9,548	7,614
Total	153,606	154,627
Less: Accumulated depreciation	(51,431)	(69,915)
Property, plant and equipment, net	102,175	84,712

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill
Movements in carrying amount of goodwill by reportable segments

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2010	434,545	16,900	38,077	46,389	535,911
Addition for acquisitions	548,462	—	—	—	548,462
Addition for contingent considerations	—	—	—	70,000	70,000
Balance as of December 31, 2010	983,007	16,900	38,077	116,389	1,154,373
Addition for acquisitions	41,274	—	—	—	41,274
Addition for contingent considerations	—	—	—	70,000	70,000
Disposal of Datong	—	—	—	(186,389)	(186,389)
Impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Balance as of December 31, 2011	61,653	16,900	—	—	78,553

Schedule of the gross amount and accumulated impairment losses by segment

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Goodwill, gross	983,007	16,900	38,077	116,389	1,154,373
Accumulated impairment loss	—	—	—	—	—
Goodwill, net as of December 31, 2010	983,007	16,900	38,077	116,389	1,154,373

Goodwill, gross	1,024,281	16,900	38,077	—	1,079,258
Accumulated impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Goodwill, net as of December 31, 2011	61,653	16,900	—	—	78,553

Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Investment in Affiliates
Schedule of investment in affiliates

	As of December 31,
	2010	2011
	RMB	RMB
Teamhead Automobile	266	322
Jiaxing	—	600
Sincere Fame	138,850	153,040
Total	139,116	153,962

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entities
Schedule of financial information of Company's VIEs and VIEs' subsidiaries

	As of December 31,
	2010	2011
	RMB	RMB
Total assets	1,644,806	960,070
Total liabilities	992,668	912,010

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net Revenues	1,008,771	1,127,948	1,394,032
Net Income (loss)	57,804	38,906	(245,060)
Net cash provided by (used in) operating activities	(7,704)	8,688	73,425
Net cash used in investing activities .	(346,255)	(192,449)	(80,473)
Net cash provided by (used in) financing activities	387,749	287,846	(105,903)

Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Payables and Accrued Expenses
Schedule of components of other payables and accrued expenses

	As of December 31,
	2010	2011
	RMB	RMB
Consideration payables on acquisition of subsidiaries	—	97
Business and other tax payable	34,085	37,460
Refundable deposits from employees and agents	15,177	14,542
Professional fees	12,600	12,291
Advances from third parties	11,517	7,512
Payables for addition of office equipment, furniture and fixtures	9,799	9,666
Insurance compensation claim payable to customers	2,307	2,408
Other	7,975	8,706
Total	93,460	92,682

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of movements of unrecognized tax benefits

RMB
Balance as of January 1, 2009	1,871
Gross increase in prior-period tax positions	666
Balance as of December 31, 2009	2,537
Gross increase in prior-period tax positions	2,982
Balance as of December 31, 2010	5,519
Gross increase in prior-period tax positions	38,067
Balance as of December 31, 2011	43,586

Schedule of income tax expenses

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current tax expense	(91,392)	(87,812)	(100,461)
Deferred tax income (expense)	(5,917)	(1,313)	16,431
Income tax expense	(97,309)	(89,125)	(84,030)

Schedule of principal components of the deferred income tax assets and liabilities

	As of December 31,
	2010	2011
	RMB	RMB
Current deferred tax assets:
Operating loss carry forward	5,691	4,276
Other	—	3,093
Less: valuation allowances	—	—
Current deferred tax asset, net	5,691	7,369

Non-current deferred tax assets:
Operating loss carry forward	5,730	15,748
Other	2,592	—
Less: valuation allowances	(1,567)	(13,856)
Non-current deferred tax asset, net	6,755	1,892
Total	12,446	9,261

Deferred tax liabilities:
Intangible assets, net	(43,513)	(30,106)

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income (loss) before income taxes and income of affiliates and discontinued operations, and the actual provision for income taxes

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net income (loss) before income taxes and income of affiliates and discontinued operations	392,921	462,886	(674,306)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	98,230	115,722	(168,576)
Expenses not deductible for tax purposes:
Entertainment	390	607	659
Goodwill and unamortized intangible asset impairment	—	—	255,272
Other	471	1,130	3,579
Tax exemption and tax relief:
Income tax at preferential tax rate of 20% , 22% and 24% for 2009, 2010 and 2011	(15,541)	(8,023)	(2,777)
Impact of lower tax rates in other jurisdictions	14,561	9,007	18,174
Tax holidays	—	(31,783)	(45,537)
Change in valuation allowance	(1,829)	(92)	13,654
ASC740-10 tax provision	666	2,981	8,367
Other	361	(424)	1,215
Income tax expense	97,309	89,125	84,030

Net Income per (loss) Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income (loss) per Share
Computation of basic and diluted net income (loss) per ordinary share

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	296,386	386,665	(744,090)
Net income (loss) from discontinued operations	(17,372)	29,665	127,553
Less: Net loss attributable to the noncontrolling interests	(21,827)	(5,978)	(317,163)
Net income (loss) attributable to the Company’s shareholders	300,841	422,308	(299,374)
Weighted average number of ordinary shares outstanding	912,497,726	958,029,717	1,002,810,673
Basic net income (loss) from continuing operations per ordinary share	0.3308	0.4098	(0.4257)
Basic net income (loss) from discontinued operations per ordinary share	(0.0011)	0.0310	0.1272
Basic net income (loss) per ordinary share	0.3297	0.4408	(0.2985)

Basic net income (loss) from continuing operations per ADS	6.6153	8.1969	(8.5140)
Basic net income (loss) from discontinued operations per ADS	(0.0215)	0.6193	2.5433
Basic net income (loss) per ADS	6.5938	8.8162	(5.9707)

Diluted:
Net income (loss) from continuing operations	296,386	386,665	(744,090)
Net income (loss) from discontinued operations	(17,372)	29,665	127,553
Less: Net loss attributable to the noncontrolling interests	(21,827)	(5,978)	(317,163)
Net income (loss) attributable to the Company’s shareholders	300,841	422,308	(299,374)
Weighted average number of ordinary shares outstanding	912,497,726	958,029,717	1,002,810,673
Share options	15,814,586	32,288,811	—
Total	928,312,312	990,318,528	1,002,810,673
Diluted net income (loss) from continuing operations per ordinary share	0.3251	0.3965	(0.4257)
Diluted net income (loss) from discontinued operations per ordinary share	(0.0010)	0.0299	0.1272
Diluted net income (loss) per ordinary share	0.3241	0.4264	(0.2985)

Diluted net income (loss) from continuing operations per ADS	6.5026	7.9297	(8.5140)
Diluted net income (loss) from discontinued operations per ADS	(0.0211)	0.5991	2.5433
Diluted net income (loss) per ADS	6.4815	8.5288	(5.9707)

Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Balances and Transactions
Schedule of principal related party balances and transactions

a)                                     Amounts due from related parties:

	As of December 31,
	2010	2011
	RMB	RMB
Amount due from an affiliate (i)	20,000	353,136
Amounts due from noncontrolling shareholders (ii)	20,000	12,500
Total	40,000	365,636

b)                                     Amounts due to related parties:

	As of December 31,
	2010	2011
	RMB	RMB
Amounts due to noncontrolling shareholders (iii)	37,800	20,305

(i)         The Group agreed to grant a maximum loan of US$50,000 (equivalent to RMB315,000) to Sincere Fame pursuant to a facility letter (the “Facility”) entered in October 2011. This facility is valid for two years and can be renewed upon mutual agreement. As of December 31, 2011, amount due from an affiliate represented RMB351,860 principal receivable and RMB1,276 interest receivable due from subsidiaries of Sincere Fame, of which RMB315,000 was granted under the Facility. This amount is unsecured, bears interest at 7.3% and is repayable within one year.

US$2,000 was advanced by subsidiaries of Sincere Fame to a shareholder of the Company (the “Loan”). The Loan was granted at an interest rate of 0.02% per day, unsecured and fully settled subsequent to year ended December 31, 2011.

As of December 31, 2010 amount due from an affiliate RMB20,000 represented receivable from a subsidiary of Sincere Fame, which was unsecured, interest free and repayable on demand. This amount was subsequently settled on January 4, 2011.

(ii)          Amounts due from noncontrolling interests were unsecured, interest free and repayable on demand.

As of December 31, 2011, the amounts represent an acquisition consideration refund receivable from the selling shareholder of two subsidiaries acquired in 2009 and one subsidiary acquired in 2010, which failed to meet their performance targets pursuant to acquisition agreements. These amounts have been fully settled in March 2012. During 2011, Huajie and Zhongxin were purchased from this noncontrolling shareholder. During 2010, Fanlian, Mintai, Baolian and Fangda were purchased from this noncontrolling shareholder.

As of December 31, 2010, the amounts represented RMB20,000 receivable from Mr. Keping Lin (“Mr. Lin”) who committed to inject to Datong as working capital unilaterally within two years on the completion of selling Beijing Fanhua Datong Investment Management Co., Ltd. (“Datong Investment”) to the Group. Such commitment has been cancelled subsequent to year ended December 31, 2010 on selling of Datong Investment on March 25, 2011.

(iii)       The amount was unsecured, interest-free and repayable on demand. As of December 31, 2011, the amount mainly represented consideration payable to noncontrolling shareholders for additional shares acquired. As of December 31, 2010, the amount mainly represented RMB30,000 payable to Mr. Lin, the selling shareholder of Datong Investment as Datong Investment met the year 2010 performance target. Such contingent consideration payable has been subsequently settled in 2011.

c)                                      A subsidiary of the Company paid service charges of RMB807, nil and nil to an affiliate for the years ended December 31, 2009, 2010, 2011, respectively.

A subsidiary of the Company provided IT service to an affiliate and charged RMB5,000 for the year ended December 31, 2011.

Subsidiaries of the Company charged affiliates interest income of RMB1,276 for funds used for the year ended December 31, 2011.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases

Minimum Lease Payment
RMB
Year ending December 31:
2012	16,738
2013	7,367
2014	3,165
2015	1,561
2016	1,237
Total	30,068

Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2011
Concentrations of Credit Risk
Schedule of the customers accounting for 10% or more of total net revenues from commissions and fees

	Year ended December 31,
	2009	% of sales	2010	% of sales	2011	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	225,834	21%	275,785	22%	331,556	22%
China Pacific Property Insurance Co., Ltd.	196,481	18%	202,215	16%	184,717	12%
Ping An Property & Casualty Insurance Company of China, Ltd.	139,979	13%	156,091	13%	181,088	12%
	562,294	52%	634,091	51%	697,361	46%

Schedule of the customers who accounted for 10% or more of accounts receivable

	As of December 31,
	2010	%	2011	%
	RMB		RMB
PICC	34,572	14%	31,982	18%
Aviva-Cofco Life Insurance Co., Ltd.	62,509	26%	17,021	10%
	97,081	40%	49,003	28%

Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Non-Cash Transactions
Schedule of non-cash investing activities

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	85,380	30,000	20,402
Considerations payable in connection with acquisition of an affiliate	17,231	—	—
Payables for addition of office equipment, furniture and fixtures	12,593	9,799	9,666

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Schedule of changes in the status of outstanding options

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of December 31, 2009	46,566,631	2.0250	224,835
Granted on February 8, 2010	48,000,000	5.7308
Exercised	(5,100,780)	2.1240
Cancelled	—	—
Forfeited	(1,446,410)	2.1513
Outstanding as of December 31, 2010	88,019,441	4.0381	146,782

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Granted on April 28, 2011	28,400,000	4.7717
Exercised	(2,670,340)	2.2817
Cancelled	(44,646,484)	5.3662
Forfeited	(31,991,516)	5.3617
Outstanding as of December 31, 2011	37,111,101	1.9872	7,070
Exercisable as of December 31, 2011	21,236,741	1.9906	3,973

Summary of information about share option plans

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	0.7208	1.5770	1.4501
Total intrinsic value of options exercised	—	32,465	9,495
Total fair value of share options vested	—	7,526	7,355

Summary of information about stock option plans

	Options outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted average exercise price in RMB	Options Exercisable
2009 Options	7,673,510	2.25	2.2982	4,274,630
2008 Options	28,784,960	2.26	1.8967	16,309,480
2007 Option A	652,631	5.0	2.3214	652,631
Total	37,111,101			21,236,741

2011 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option F1	Option F2	Option F3	Option F4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.93%	2.27%	2.54%	2.81%
Expected life	3.43 years	3.93 years	4.43 years	4.94 years
Expected volatility	35.54%	34.34%	32.93%	32.49%

2010 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%

2009 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%

2008 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%

2007 Option A
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%

2007 Option B
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option B1	Option B2	Option B3
Weight average assumptions — expected dividend yield	0%	0%	0%
Risk-free interest rate	3.81%	3.89%	3.97%
Expected life	3.92 years	4.42 years	4.92 years
Expected volatility	23.07%	23.29%	24.20%

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting
Schedule of operations by business segment

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Net revenues
P&C	783,220	821,259	1,032,594	164,063
Life	177,713	235,584	276,402	43,916
Claims Adjusting	140,670	177,094	202,003	32,095
Other	—	—	5,676	902
Total net revenues	1,101,603	1,233,937	1,516,675	240,976
Operating costs and expenses
P&C	(408,643)	(389,266)	(1,626,472)	(258,420)
Life	(158,804)	(194,612)	(245,571)	(39,017)
Claims Adjusting	(121,753)	(156,825)	(243,072)	(38,620)
Other	(67,174)	(98,709)	(150,333)	(23,886)
Total operating costs and expenses	(756,374)	(839,412)	(2,265,448)	(359,943)
Income (loss) from operations
P&C	374,577	431,993	(593,878)	(94,357)

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Life	18,909	40,972	30,831	4,899
Claims Adjusting	18,917	20,269	(41,069)	(6,525)
Other	(67,174)	(98,709)	(144,657)	(22,984)
Total income (loss) from operations	345,229	394,525	(748,773)	(118,967)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Segment assets
P&C	1,876,999	1,367,326	217,246
Life	175,064	200,713	31,890
Claims Adjusting	175,777	108,630	17,260
Datong	282,799	—	—
Other	1,343,817	1,604,327	254,902
Total assets	3,854,456	3,280,996	521,298

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2011
SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
Schedule of condensed parent company Balance Sheets

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	109,393	24,776	3,937
Other receivables	2,034	190,216	30,222
Amounts due from subsidiaries	1,539,092	1,337,536	212,513
Total current assets	1,650,519	1,552,528	246,672
Non-current assets:
Investment in subsidiaries	1,436,221	1,224,245	194,513
Total assets	3,086,740	2,776,773	441,185

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	12,557	5,767	917
Amounts due to subsidiaries	13,199	16,959	2,694
Total liabilities	25,756	22,726	3,611
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,977,326 and 1,002,541,446 as of December 31, 2010 and 2011, respectively)	7,649	7,646	1,215
Additional paid-in capital	2,261,849	2,272,580	361,077
Retained earnings	874,846	575,472	91,433
Accumulated other comprehensive loss	(83,360)	(101,651)	(16,151)
Total shareholders’ equity	3,060,984	2,754,047	437,574
Total liabilities and shareholders’ equity	3,086,740	2,776,773	441,185

Schedule of condensed parent company Statements of Operations

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
General and administrative expenses	(18,749)	(26,705)	(70,893)	(11,264)
Interest income	896	450	2,011	320
Equity in earnings (loss) of subsidiaries	318,694	448,563	(230,492)	(36,622)
Net income (loss)	300,841	422,308	(299,374)	(47,566)

Schedule of condensed parent company Statements of Equity and Comprehensive Income (Loss)

				(Accumulated	Accumulated
				deficit)	other
	Share Capital		Additional	retained	comprehensive		Comprehensive
	Number of Share	Amounts	Paid-in Capital	earnings	(loss) income	Total	(loss) income
		RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2009	912,497,726	7,036	1,666,723	151,699	(73,810)	1,751,648
Net income	—	—	—	300,841	—	300,841	300,841
Foreign currency translation	—	—	—	—	1,268	1,268	1,268
Comprehensive income							302,109
Share-based compensation	—	—	6,609	—	—	6,609
Dividends	—	—	(68,558)	—	—	(68,558)
Balance as of December 31, 2009	912,497,726	7,036	1,604,774	452,540	(72,542)	1,991,808
Net income	—	—	—	422,308	—	422,308	422,308
Foreign currency translation	—	—	—	—	(10,818)	(10,818)	(10,818)
Comprehensive income							411,490
Issuance of ordinary shares upon follow-on offering	92,000,000	623	743,144	—	—	743,767
Exercise of share options	5,100,780	34	10,041	—	—	10,075
Repurchase of ordinary shares	(6,621,180)	(44)	(37,243)	—	—	(37,287)
Share-based compensation	—	—	22,211	—	—	22,211
Dividends	—	—	(80,985)	—	—	(80,985)
Other	—	—	(93)	(2)	—	(95)
Balance as of December 31, 2010	1,002,977,326	7,649	2,261,849	874,846	(83,360)	3,060,984
Net loss	—	—	—	(299,374)	—	(299,374)	(299,374)
Foreign currency translation	—	—	—	—	(18,291)	(18,291)	(18,291)
Comprehensive loss							(317,665)
Comprehensive loss in US$							(50,472)
Exercise of share options	2,670,340	17	5,288	—	—	5,305
Repurchase of ordinary shares	(3,106,220)	(20)	(13,702)	—	—	(13,722)
Share-based compensation	—	—	57,003	—	—	57,003
Other	—	—	(37,858)	—	—	(37,858)
Balance as of December 31, 2011	1,002,541,446	7,646	2,272,580	575,472	(101,651)	2,754,047
Balance as of December 31, 2011 in US$		1,215	361,077	91,433	(16,151)	437,574

Schedule of condensed parent company Statements of Cash Flows

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income (loss)	300,841	422,308	(299,374)	(47,566)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in earnings (loss) of subsidiaries	(318,694)	(448,563)	230,492	36,622
Compensation expenses associated with stock options	6,609	22,211	57,003	9,057
Changes in operating assets and liabilities:
Other receivables	(459)	1,023	(188,182)	(29,899)
Other payables	(2,547)	2,527	(6,790)	(1,079)
Net cash used in operating activities	(14,250)	(494)	(206,851)	(32,865)
Cash flows from investing activities
Increase in investment in subsidiaries	(5,653)	(40,143)	(56,374)	(8,957)
Advances (to) from subsidiaries	(198,132)	(518,212)	205,316	32,621
Net cash (used in) generated from investing activities	(203,785)	(558,355)	148,942	23,664
Cash flows from financing activities:
Proceeds from share issuances	—	743,767	—	—
Proceeds on exercise of stock options	—	10,075	5,305	843
Repurchase ordinary shares	—	(37,287)	(13,722)	(2,180)
Dividends paid	(68,558)	(80,985)	—	—
Net cash (used in)generated from financing activities	(68,558)	635,570	(8,417)	(1,337)
Net (decrease) increase in cash and cash equivalents	(286,593)	76,721	(66,326)	(10,538)
Cash and cash equivalents at beginning of year	328,815	43,490	109,393	17,381
Effect of exchange rate changes on cash and cash equivalents	1,268	(10,818)	(18,291)	(2,906)
Cash and cash equivalents at end of year	43,490	109,393	24,776	3,937

Organization and Description of Business (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2007 denominator numerator	Dec. 31, 2011 entity
Organization and Description of Business
Ordinary shares issued to the existing shareholders	684,210,526
Exchange basis of ordinary shares, numerator	10,000
Exchange basis of ordinary shares, denominator	1
Number of PRC affiliated entities of Group which conducts its operations in China principally through contractual arrangements		3

Summary of Significant Accounting Policies (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($) D	Dec. 31, 2011 CNY D	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2011 Allowance for doubtful accounts CNY	Dec. 31, 2010 Allowance for doubtful accounts CNY	Dec. 31, 2009 Allowance for doubtful accounts CNY
Cash and Cash Equivalents and Restricted Cash
Maximum original maturity period of bank deposits and short-term, highly-liquid investments to be considered as cash equivalents (in days)	90	90
Guarantee deposits required by China Insurance Regulatory Commission		7,392	7,813
Accounts Receivable and Insurance Premium Receivables
Minimum period past due of balances reviewed individually for collectability (in days)	90	90
Accounts receivable, net
Accounts receivable		175,711	248,965
Allowance for doubtful accounts	(1,485)	(9,348)	(5,790)	(2,136)	(251)
Accounts receivable, net	26,433	166,363	243,175
Movement of the Group's allowance for doubtful accounts
Balance at the beginning of the year						5,790	2,136	251
Provision for doubtful accounts						3,572	5,136	1,885
Write-offs						(14)	(1,482)
Balance at the ending of the year						9,348	5,790	2,136

Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2011 Y
Building
Property, plant and equipment
Estimated useful life (in years)	36
Estimated residual value (as a percent)	0.00%
Office equipment, furniture and fixtures
Property, plant and equipment
Minimum estimated useful life (in years)	3
Maximum estimated useful life (in years)	5
Office equipment, furniture and fixtures | Minimum
Property, plant and equipment
Estimated residual value (as a percent)	0.00%
Office equipment, furniture and fixtures | Maximum
Property, plant and equipment
Estimated residual value (as a percent)	3.00%
Motor vehicles
Property, plant and equipment
Minimum estimated useful life (in years)	5
Maximum estimated useful life (in years)	10
Motor vehicles | Minimum
Property, plant and equipment
Estimated residual value (as a percent)	0.00%
Motor vehicles | Maximum
Property, plant and equipment
Estimated residual value (as a percent)	3.00%
Leasehold improvements
Property, plant and equipment
Estimated useful life (in years)	5
Estimated residual value (as a percent)	0.00%

Summary of Significant Accounting Policies (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Commission and fee under operating costs CNY	Dec. 31, 2010 Commission and fee under operating costs CNY	Dec. 31, 2009 Commission and fee under operating costs CNY	Dec. 31, 2011 Selling expense CNY	Dec. 31, 2010 Selling expense CNY	Dec. 31, 2009 Selling expense CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2009 General and administrative expenses CNY	Dec. 31, 2011 Net income (loss) from discontinued operations CNY	Dec. 31, 2010 Net income (loss) from discontinued operations CNY	Dec. 31, 2009 Net income (loss) from discontinued operations CNY
Summary of the depreciation recognized
Depreciation for the year	$ 4,349	27,370	30,552	18,791	6,776	5,607	3,441	1,937	2,092	1,030	17,472	20,585	12,914	1,185	2,268	1,406

Summary of Significant Accounting Policies (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment Y	Dec. 31, 2010 segment	Dec. 31, 2009 segment
Goodwill and Other Intangible Assets
Number of reportable segments	3	4	4
Goodwill
Period of cash flow projections used for determining fair value (in years)	5
Steady growth rate used to extrapolate cash flows beyond the 5-year period (as a percent)	3.00%
Impairment loss	(1,000,705)
P&C
Goodwill
Discount rate (as a percent)	22.00%
Impairment loss	(962,628)
Life
Goodwill
Discount rate (as a percent)	25.00%
Claims Adjusting
Goodwill
Discount rate (as a percent)	27.00%
Impairment loss	(38,077)

Summary of Significant Accounting Policies (Details 5)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Discontinued operation CNY	Dec. 31, 2010 Discontinued operation CNY	Dec. 31, 2009 Discontinued operation CNY	Dec. 31, 2011 Trade name CNY Y	Dec. 31, 2010 Trade name CNY Y	Dec. 31, 2011 Customer relationship CNY Y	Dec. 31, 2010 Customer relationship CNY Y	Dec. 31, 2011 Non-compete agreement CNY Y	Dec. 31, 2010 Non-compete agreement CNY Y	Dec. 31, 2011 Agency agreement and license CNY Y	Dec. 31, 2010 Agency agreement and license CNY Y	Dec. 31, 2011 Software and system CNY Y	Dec. 31, 2010 Software and system CNY Y	Dec. 31, 2011 Brand name CNY	Dec. 31, 2010 Brand name CNY
Indefinite-lived intangible assets
Cost																		24,091,000	24,091,000
Accumulated Impairment loss																		(20,384,000)
Net carrying values																		3,707,000	24,091,000
Intangible assets subject to amortization
Useful life (in years)									9.4
Minimum useful life (in years)								9.4		4.6	4.6	3	3	4.6	4.6	5	5
Maximum useful life (in years)								10		9.8	9.8	6.25	14	9.8	10	10	10
Cost								8,898,000	8,140,000	54,706,000	48,356,000	68,215,000	83,191,000	16,004,000	15,294,000	5,740,000	5,740,000
Accumulated amortization		(58,183,000)	(34,559,000)					(1,051,000)	(144,000)	(26,394,000)	(14,987,000)	(23,941,000)	(16,583,000)	(5,457,000)	(2,654,000)	(1,340,000)	(191,000)
Accumulated Impairment loss										(5,760,000)		(34,692,000)	(4,600,000)	(581,000)
Net carrying values								7,847,000	7,996,000	22,552,000	33,369,000	9,582,000	62,008,000	9,966,000	12,640,000	4,400,000	5,549,000
Intangible assets
Cost		177,654,000	184,812,000
Accumulated Impairment loss		(61,417,000)	(4,600,000)
Intangible assets, net	9,224,000	58,054,000	145,653,000
Amortization expenses for intangible assets	4,203,000	26,454,000	21,520,000	9,654,000	326,000	1,305,000	1,305,000
Impairment loss on intangible assets		56,817,000	4,600,000
Estimated amortization expenses
2012		16,563,000
2013		15,892,000
2014		13,168,000
2015		4,092,000
2016		1,486,000
Thereafter		3,146,000

Summary of Significant Accounting Policies (Details 6)	12 Months Ended
	Dec. 31, 2011 USD ($) segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY segment	Dec. 31, 2009 CNY segment	Dec. 31, 2011 Discontinued operation CNY	Dec. 31, 2010 Discontinued operation CNY	Dec. 31, 2009 Discontinued operation CNY	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum
Other Non-current Assets
Investments in equity security of private companies (as a percent)								5.00%	5.00%	20.00%	20.00%
Impairment of Long-Lived Assets
Impairment loss on intangible asset		56,817,000	4,600,000
Share-based Compensation
Share-based compensation expenses	9,057,000	57,003,000	22,211,000	7,553,000
Revenue Recognition
Actual commission and fee adjustments in connection with the cancellation of policies as a percentage of the total commission and fee revenues (as a percent)	0.10%	0.10%	0.10%	0.10%
Sales taxes		113,447,000	102,190,000	83,958,000	4,537,000	14,877,000	3,060,000
Contingent Consideration
Change in fair value of contingent consideration payables				5,946,000
Investment income representing gains from re-measuring equity interests formerly held			41,244,000	18,905,000
Foreign Currency Risk
RMB denominated amounts included in cash and cash equivalents		1,976,591,000	1,723,210,000
Translation into United States Dollars
Translations of amounts from RMB into U.S. dollars at non buying rate of U.S. $1.00 to RMB		6.2939
Segment Reporting
Number of operating segments	3	3	4	4
Advertising Costs
Advertising costs		2,188,000	3,825,000	5,459,000	87,000	348,000	290,000

Acquisitions (Details) (CNY)	12 Months Ended						4 Months Ended	12 Months Ended			1 Months Ended			4 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended				12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended			1 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 P&C segment	Dec. 31, 2011 P&C segment	Aug. 31, 2011 P&C segment	Dec. 31, 2011 Huajie P&C segment	Dec. 31, 2011 Huajie P&C segment	Dec. 31, 2010 Huajie P&C segment	Aug. 31, 2011 Huajie P&C segment	Aug. 31, 2011 Huajie P&C segment Customer relationship Y	Aug. 31, 2011 Huajie P&C segment Non-compete agreement Y	Aug. 31, 2011 Huajie P&C segment Agency agreement Y	Dec. 31, 2011 Zhongxin P&C segment	Dec. 31, 2011 Zhongxin P&C segment	Dec. 31, 2010 Zhongxin P&C segment	Aug. 31, 2011 Zhongxin P&C segment	Aug. 31, 2011 Zhongxin P&C segment Customer relationship Y	Aug. 31, 2011 Zhongxin P&C segment Non-compete agreement Y	Aug. 31, 2011 Zhongxin P&C segment Agency agreement Y	Jan. 31, 2010 Fanlian P&C segment	Dec. 31, 2011 Fanlian P&C segment	Dec. 31, 2010 Fanlian P&C segment	Dec. 31, 2009 Fanlian P&C segment	Jan. 02, 2010 Fanlian P&C segment	Jan. 02, 2010 Fanlian P&C segment Customer relationship	Jan. 31, 2010 Fanlian P&C segment Customer relationship Minimum Y	Jan. 31, 2010 Fanlian P&C segment Customer relationship Maximum Y	Jan. 02, 2010 Fanlian P&C segment Non-compete agreement	Jan. 31, 2010 Fanlian P&C segment Non-compete agreement Minimum Y	Jan. 31, 2010 Fanlian P&C segment Non-compete agreement Maximum Y	Jan. 02, 2010 Fanlian P&C segment Agency agreement	Apr. 30, 2010 Fanlian P&C segment Agency agreement Minimum Y	Jan. 31, 2010 Fanlian P&C segment Agency agreement Minimum Y	Jan. 31, 2010 Fanlian P&C segment Agency agreement Maximum Y	Apr. 30, 2010 Mintai P&C segment	Dec. 31, 2011 Mintai P&C segment	Dec. 31, 2010 Mintai P&C segment	Dec. 31, 2009 Mintai P&C segment	Apr. 01, 2010 Mintai P&C segment	Apr. 01, 2010 Mintai P&C segment Customer relationship	Apr. 30, 2010 Mintai P&C segment Customer relationship Minimum Y	Apr. 30, 2010 Mintai P&C segment Customer relationship Maximum Y	Apr. 01, 2010 Mintai P&C segment Non-compete agreement	Apr. 30, 2010 Mintai P&C segment Non-compete agreement Minimum Y	Apr. 30, 2010 Mintai P&C segment Non-compete agreement Maximum Y	Apr. 01, 2010 Mintai P&C segment Agency agreement	Apr. 30, 2010 Mintai P&C segment Agency agreement Minimum Y	Apr. 30, 2010 Mintai P&C segment Agency agreement Maximum Y	Apr. 30, 2010 Baolian P&C segment	Dec. 31, 2011 Baolian P&C segment	Dec. 31, 2010 Baolian P&C segment	Dec. 31, 2009 Baolian P&C segment	Apr. 01, 2010 Baolian P&C segment	Apr. 01, 2010 Baolian P&C segment Customer relationship	Apr. 30, 2010 Baolian P&C segment Customer relationship Minimum Y	Apr. 30, 2010 Baolian P&C segment Customer relationship Maximum Y	Apr. 01, 2010 Baolian P&C segment Non-compete agreement	Apr. 30, 2010 Baolian P&C segment Non-compete agreement Minimum Y	Apr. 30, 2010 Baolian P&C segment Non-compete agreement Maximum Y	Apr. 01, 2010 Baolian P&C segment Agency agreement	Apr. 30, 2010 Baolian P&C segment Agency agreement Minimum Y	Apr. 30, 2010 Baolian P&C segment Agency agreement Maximum Y	Oct. 31, 2010 Fangda P&C segment	Dec. 31, 2011 Fangda P&C segment	Dec. 31, 2010 Fangda P&C segment	Dec. 31, 2009 Fangda P&C segment	Oct. 01, 2010 Fangda P&C segment	Oct. 01, 2010 Fangda P&C segment Customer relationship	Oct. 31, 2010 Fangda P&C segment Customer relationship Minimum Y	Oct. 31, 2010 Fangda P&C segment Customer relationship Maximum Y	Oct. 01, 2010 Fangda P&C segment Non-compete agreement	Oct. 31, 2010 Fangda P&C segment Non-compete agreement Minimum Y	Oct. 31, 2010 Fangda P&C segment Non-compete agreement Maximum Y	Oct. 01, 2010 Fangda P&C segment Agency agreement	Oct. 31, 2010 Fangda P&C segment Agency agreement Minimum Y	Oct. 31, 2010 Fangda P&C segment Agency agreement Maximum Y	Dec. 31, 2010 Inscom P&C segment	Dec. 31, 2009 Inscom P&C segment	Nov. 01, 2010 Inscom P&C segment	Nov. 01, 2010 Inscom P&C segment Customer relationship	Nov. 30, 2010 Inscom P&C segment Customer relationship Minimum Y	Nov. 30, 2010 Inscom P&C segment Customer relationship Maximum Y	Nov. 01, 2010 Inscom P&C segment Agency agreement	Nov. 30, 2010 Inscom P&C segment Agency agreement Minimum Y	Nov. 30, 2010 Inscom P&C segment Agency agreement Maximum Y	Nov. 30, 2010 Inscom P&C segment Trade name Y	Nov. 01, 2010 Inscom P&C segment Trade name	Nov. 01, 2010 Inscom P&C segment System and Software	Nov. 30, 2010 Inscom P&C segment System and Software Minimum Y	Nov. 30, 2010 Inscom P&C segment System and Software Maximum Y	Dec. 31, 2009 Litian Y
Acquisitions
Equity interests after additional acquisition (as a percent)										100.00%							100.00%								51.00%															51.00%														51.00%														51.00%												65.10%												100.00%
Cash consideration					50,000,000					25,000,000							25,000,000								52,000,000															90,000,000														60,000,000														40,000,000												84,000,000
Fair value of contingent arrangements							0	0						0	0
Estimated fair value for major classes of assets acquired and liabilities assumed
Net tangible assets acquired										55,000							888,000								3,265,000															2,632,000														(411,000)														2,382,000												10,044,000
Intangible assets										4,840,000							5,389,000								20,880,000															17,850,000														12,760,000														12,111,000												17,680,000												9,007,000
Goodwill						41,274,000				21,204,000							20,070,000								95,185,000															173,608,000														117,093,000														64,500,000												98,076,000
Deferred tax assets										111,000																														92,000														228,000														155,000
Deferred tax liabilities										(1,210,000)							(1,347,000)								(5,220,000)															(4,462,000)														(3,190,000)														(3,028,000)												(4,420,000)
Total consideration																									114,110,000															189,720,000														126,480,000														76,120,000												121,380,000												2
Acquired intangible assets
Useful life of acquired intangible assets (in years)	4.7										5.3	3	5.3					5.3	3	5.3							5.8	6.25		5.8	6.25		5.8	5.8	6.25							5.8	6.25		5.8	6.25		5.8	6.25							5.8	6.25		5.8	6.25		5.8	6.25							5.8	6.25		5.8	6.25		5.8	6.25					5.8	6.25		5.8	6.25	9.4			5	10
Fair Value Acquired										4,840,000	2,860,000	1,460,000	520,000				5,389,000	3,490,000	1,379,000	520,000					20,880,000	13,360,000			6,640,000			880,000								17,850,000	490,000			16,880,000			480,000							12,760,000	2,300,000			10,020,000			440,000							12,111,000	4,910,000			6,311,000			890,000					17,680,000	3,210,000			590,000				8,140,000	5,740,000
Unaudited pro forma information
Pro forma net revenues								1,522,665,000	1,239,194,000						1,524,763,000	1,241,235,000							1,485,029,000	1,180,577,000														1,485,639,000	1,154,934,000													1,486,220,000	1,157,672,000													1,492,002,000	1,158,969,000											1,490,068,000	1,169,207,000
Pro forma income (loss) from operations								(749,337,000)	393,008,000						(749,143,000)	393,293,000							431,616,000	322,981,000														430,649,000	322,948,000													430,684,000	323,474,000													430,148,000	323,819,000											426,688,000	328,576,000
Pro forma net income (loss)								(299,904,000)	421,072,000						(299,579,000)	421,381,000							422,309,000	299,775,000														421,817,000	299,494,000													421,714,000	299,474,000													421,738,000	299,661,000											415,734,000	304,225,000
Pro forma net income (loss) per share								(0.2991)	0.4395						(0.2987)	0.4398							0.4408	0.3285														0.4403	0.3282													0.4402	0.3282													0.4402	0.3284											0.4339	0.3334
Net revenue included in the Group's consolidated income statement							5,364,000							8,046,000
Earnings included in the Group's consolidated income statement							365,000							465,000
Additional equity interest acquired (as a percent)																					41.00%															41.00%														41.00%														46.00%
Equity interest prior to additional acquisition (as a percent)																									10.00%															10.00%														10.00%														5.00%
Cash consideration					50,000,000					25,000,000							25,000,000								52,000,000															90,000,000														60,000,000														40,000,000												84,000,000
Equity interest after additional acquisition (as a percent)										100.00%							100.00%								51.00%															51.00%														51.00%														51.00%												65.10%												100.00%
Equity interest agreed to be transferred by selling shareholders on failure to meet performance target (as a percent)																						5.00%															5.00%														5.00%														5.00%
Transfer price of equity interest by selling shareholders on failure to meet performance target																						1															1														1														1
Amount agreed to be returned by selling shareholders on failure to meet performance target																						9,000,000															13,500,000														9,000,000														15,000,000
Estimated fair value for the acquirees assumed at the date of acquisition
Cash consideration for controlling interest					50,000,000					25,000,000							25,000,000								52,000,000															90,000,000														60,000,000														40,000,000												84,000,000
Fair value of previously held equity interest																									10,530,000															16,900,000														11,270,000														3,344,000
Fair value of noncontrolling interests																									51,580,000															82,820,000														55,210,000														32,776,000												37,380,000
Total consideration																									114,110,000															189,720,000														126,480,000														76,120,000												121,380,000												2
Investment income representing gains from re-measuring equity interests formerly held		41,244,000	18,905,000	41,244,000
PRC income tax exemption period (in years)	2																																																																																											2
Percentage of tax reduction	50.00%																																																																																											50.00%
Partial tax reduction period (in years)	3																																																																																											3
Estimated fair value of liabilities acquired assumed at the date of acquisition																																																																																												9,007,000

Discontinued Operations (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Mar. 31, 2011 Datong USD ($)	Mar. 31, 2011 Datong CNY	Dec. 31, 2011 Datong CNY	Dec. 31, 2010 Datong CNY	Dec. 31, 2009 Datong CNY	Mar. 25, 2011 Datong CNY
Discontinued Operations
Equity interest sold (as a percent)					55.00%	55.00%
Cash consideration received on disposal					$ 63,690	418,000
Dividend declared		10,000								10,000
Transaction cost for disposal							3,557
Results of the discontinued operations
Net revenue							65,854	251,092	53,247
(Loss) profit before tax							2,062	37,283	(19,063)
Gain on the disposal							177,949
Income tax							(52,458)	(7,618)	1,691
Net income (loss) from discontinued operations	20,266	127,553	29,665	(17,372)
Current assets:
Cash and cash equivalents										23,607
Other current assets										107,826
Goodwill and intangible assets, net										201,704
Other non-current assets										21,571
Assets of discontinued operation										354,708
Current liabilities										88,258
Non-current liabilities										3,829
Liabilities of discontinued operation										92,087
Noncontrolling interests	$ 19,852	124,948	456,079							16,127

Other Receivables (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Other Receivables
Advances to staff		8,741	9,046
Advances to entrepreneurial agents		6,265	9,897
Insurance claim receivables		26	65
Rental deposits		5,610	6,147
Interest income receivables		33,549	13,673
Advances to third parties			21,294
Value-added tax recoverable		14,401	4,749
Dividend receivable from Datong		10,000
Other		4,144	2,163
Other receivables	$ 13,145	82,736	67,034

Other Receivables (Details 2) (Zhongrui, CNY) In Thousands, unless otherwise specified	Dec. 31, 2010
Zhongrui
Acquisition agreement
Advance consideration payment made for the acquisition	18,000

Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Building CNY	Dec. 31, 2011 Office equipment, furniture and fixtures CNY	Dec. 31, 2010 Office equipment, furniture and fixtures CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2010 Motor vehicles CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2010 Leasehold improvements CNY
Property, plant and equipment
Total		154,627	153,606	11,346	92,213	97,028	43,454	47,030	7,614	9,548
Less: Accumulated depreciation		(69,915)	(51,431)
Property, plant and equipment, net	$ 13,459	84,712	102,175

Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 P&C segment CNY	Dec. 31, 2010 P&C segment CNY	Dec. 31, 2011 Life segment CNY	Dec. 31, 2010 Life segment CNY	Dec. 31, 2009 Life segment CNY	Dec. 31, 2011 Claims Adjusting segment CNY	Dec. 31, 2010 Claims Adjusting segment CNY	Dec. 31, 2009 Claims Adjusting segment CNY	Dec. 31, 2011 Datong segment CNY	Dec. 31, 2010 Datong segment CNY
Movements in carrying amount of goodwill by reportable segments
Balance at the beginning of the period	1,154,373	535,911	$ 12,481	983,007	434,545	16,900	16,900	16,900	38,077		38,077	116,389	46,389
Addition for acquisitions	41,274	548,462		41,274	548,462
Addition for contingent considerations	70,000	70,000										70,000	70,000
Disposal of Datong	(186,389)											(186,389)
Impairment loss	(1,000,705)			(962,628)					(38,077)
Balance at the end of the period	78,553	1,154,373	12,481	61,653	983,007	16,900	16,900	16,900			38,077		116,389
The gross amount and accumulated impairment losses by segment
Goodwill, gross	1,079,258	1,154,373		1,024,281	983,007	16,900	16,900		38,077	38,077			116,389
Accumulated impairment loss	(1,000,705)			(962,628)					(38,077)
Goodwill, net at the end of the period	78,553	1,154,373	$ 12,481	61,653	983,007	16,900	16,900	16,900			38,077		116,389

Investment in Affiliates (Details) In Thousands, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Teamhead Automobile CNY	Dec. 31, 2010 Teamhead Automobile CNY	Dec. 31, 2011 Jiaxing CNY	Jul. 31, 2010 Sincere Fame CNY	Dec. 31, 2011 Sincere Fame CNY shareholder	Dec. 31, 2010 Sincere Fame CNY
Investment in affiliates
Investment in affiliates (as a percent)					40.00%	40.00%	30.00%		20.58%	18.16%
Number of shareholders from whom shares are repurchased and cancelled									1
Addition in investment in affiliates	$ 95	600	39,511	68,269				39,511
Investment in affiliates	24,462	153,962	139,116		322	266	600		153,040	138,850
Share of income of affiliates	$ 2,263	14,246	12,904	774

Variable Interest Entities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Variable interest entities and its subsidiaries CNY entity	Dec. 31, 2010 Variable interest entities and its subsidiaries CNY	Dec. 31, 2009 Variable interest entities and its subsidiaries CNY
Variable Interest Entities
Number of PRC affiliated entities of the group, of which the entity is the primary beneficiary					3
Total assets	$ 521,298	3,280,996	3,854,456		960,070	1,644,806
Total liabilities	63,872	402,001	337,393		912,010	992,668
Net revenues	240,976	1,516,675	1,233,937	1,101,603	1,394,032	1,127,948	1,008,771
Net income (loss)	(97,958)	(616,537)	416,330	279,014	(245,060)	38,906	57,804
Net cash provided by (used in) operating activities	78,075	491,400	366,665	259,599	73,425	8,688	(7,704)
Net cash used in investing activities	(7,312)	(46,023)	(400,021)	(256,243)	(80,473)	(192,449)	(346,255)
Net cash provided by (used in) financing activities	$ (20,624)	(129,810)	511,168	(57,166)	(105,903)	287,846	387,749

Other Payables and Accrued Expenses (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Other Payables and Accrued Expenses
Consideration payables on acquisition of subsidiaries		97
Business and other tax payable		37,460	34,085
Refundable deposits from employees and agents		14,542	15,177
Professional fees		12,291	12,600
Advances from third parties		7,512	11,517
Payables for addition of office equipment, furniture and fixtures		9,666	9,799
Insurance compensation claim payable to customers		2,408	2,307
Other		8,706	7,975
Total	$ 14,726	92,682	93,460

Employee Benefit Plans (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined contribution plans
Amount contributed by the Group for retirement, medical, unemployment and other statutory benefits	31,885	24,871	16,834
Discontinued operation
Defined contribution plans
Amount contributed by the Group for retirement, medical, unemployment and other statutory benefits	1,196	4,783	4,455
Minimum
Defined contribution plans
Percentage of applicable payroll cost, contribution by employer	10.00%
Maximum
Defined contribution plans
Percentage of applicable payroll cost, contribution by employer	22.00%

Income Taxes (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY Y	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2007	Dec. 31, 2011 USD ($)
Income Taxes
Unified income tax rate under the "New Income Tax Law" (as a percent)			25.00%	25.00%	25.00%
Tax rate for Shenzhen PRC subsidiaries (as a percent)	25.00%	25.00%	24.00%	22.00%	20.00%	18.00%	15.00%
Litian subsidiary, PRC income tax exemption period (in years)			2
Litian subsidiary, percentage of tax reduction			50.00%
Litian subsidiary, partial tax reduction period (in years)			3
Increase in unrecognized tax benefits arising from gain on disposal of subsidiaries			29,700
Movements of unrecognized tax benefits
Balance at the beginning of the period		43,586	5,519	2,537	1,871
Gross increase in prior-period tax positions			38,067	2,982	666
Balance at the end of the period			43,586	5,519	2,537	1,871
Components of income tax expenses
Current tax expense			(100,461)	(87,812)	(91,392)
Deferred tax income (expense)			16,431	(1,313)	(5,917)
Income tax expense			(84,030)	(89,125)	(97,309)
Current deferred tax assets:
Operating loss carry forward			4,276	5,691
Other			3,093
Current deferred tax asset, net			7,369	5,691				1,171
Non-current deferred tax assets:
Operating loss carry forward			15,748	5,730
Other				2,592
Less: valuation allowances			(13,856)	(1,567)
Non-current deferred tax asset, net			1,892	6,755				301
Total			9,261	12,446
Deferred tax liabilities:
Intangible assets, net			(30,106)	(43,513)
Operating loss carry forwards			79,682	56,645
Operating loss carry forwards expiration period (in years)			5
Operating loss carry forwards subject to expiration for the year ended December 31, 2014			3,935
Operating loss carry forwards subject to expiration for the year ended December 31, 2015			11,587
Operating loss carry forwards subject to expiration for the year ended December 31, 2016			64,160

Income Taxes (Details 2) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate and the actual provision for income taxes
Net income (loss) before income taxes and income of affiliates and discontinued operations		(674,306)	462,886	392,921
PRC statutory tax rate (as a percent)		25.00%	25.00%	25.00%
Income tax at statutory tax rate		(168,576)	115,722	98,230
Expenses not deductible for tax purposes:
Entertainment		659	607	390
Goodwill and unamortized intangible asset impairment		255,272
Other		3,579	1,130	471
Tax exemption and tax relief:
Income tax at preferential tax rate of 20%, 22% and 24% for 2009, 2010 and 2011		(2,777)	(8,023)	(15,541)
Preferential tax rate (as a percent)	25.00%	24.00%	22.00%	20.00%	18.00%	15.00%
Impact of lower tax rates in other jurisdictions		18,174	9,007	14,561
Tax holidays		(45,537)	(31,783)
Change in valuation allowance		13,654	(92)	(1,829)
ASC740-10 tax provision		8,367	2,981	666
Other		1,215	(424)	361
Income tax expense		84,030	89,125	97,309
Income taxes, additional disclosures
Additional PRC income taxes that would have been payable without the tax exemption		70,065	29,407
The per share effect on basic net loss without the tax exemption (in RMB per share)		0.0699
Withholding tax rate in case of dividends paid by PRC subsidiaries (as a percent)		10.00%
Minimum equity interest directly owned by residents in the Hong Kong SAR in PRC subsidiaries for lower withholding tax (as a percent)		25.00%
Lower withholding tax rate on dividend applied, in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong SAR (as a percent)		5.00%
Deferred tax liability in respect of undistributed earnings to be recorded if earnings are to be distributed or determined to be no longer permanently reinvested		154,312
Aggregate undistributed earnings of the Group's subsidiaries and VIEs in the PRC that are available for distribution to the Group		1,543,119
Percentage interest in subsidiaries that ownership must exceed for recognition of a deferred tax liability		50.00%

Capital Structure (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Jul. 31, 2010	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Capital Structure
New shares issued to the public upon its IPO or following-on offering (in shares)		92,000,000
Percentage of shares issued to the public upon its following-on offering	9.20%				9.20%	9.20%
Stock repurchase program
Authorized amount in ADS repurchases	$ 100,000
Number of ADS repurchased			155,311	155,311	331,059	331,059
Number of shares repurchased			3,106,220	3,106,220	6,621,180	6,621,180
Percentage of shares repurchased	0.66%		0.31%	0.31%	0.66%	0.66%
Aggregate price of shares repurchased			$ 2,093	13,722	$ 5,604	37,287
New shares issued for the exercise of options			2,670,340	2,670,340	5,100,780	5,100,780
Percentage of shares issued upon exercise of share options			0.27%	0.27%	0.51%	0.51%

Net Income (loss) per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Basic:
Net income (loss) from continuing operations	$ (118,224)	(744,090)	386,665	296,386
Net income (loss) from discontinued operations	20,266	127,553	29,665	(17,372)
Less: Net loss attributable to the noncontrolling interests	(50,392)	(317,163)	(5,978)	(21,827)
Net income (loss) attributable to the CNinsure Inc's shareholders	(47,566)	(299,374)	422,308	300,841
Weighted average number of ordinary shares outstanding	1,002,810,673	1,002,810,673	958,029,717	912,497,726
Basic net income (loss) from continuing operations per ordinary share (in RMB or dollars per share)	$ (0.0676)	(0.4257)	0.4098	0.3308
Basic net income (loss) from discontinued operations per ordinary share (in RMB or dollars per share)	$ 0.0202	0.1272	0.031	(0.0011)
Net income (loss) (in RMB or dollars per share)	$ (0.0474)	(0.2985)	0.4408	0.3297
Basic net income (loss) from continuing operations per ADS (in RMB or dollars per share)	$ (1.3528)	(8.514)	8.1969	6.6153
Basic net income (loss) from discontinued operations per ADS (in RMB or dollars per share)	$ 0.4042	2.5433	0.6193	(0.0215)
Net income (loss) (in RMB or dollars per ADS)	$ (0.9486)	(5.9707)	8.8162	6.5938
Diluted:
Net income (loss) from continuing operations	(118,224)	(744,090)	386,665	296,386
Net income (loss) from discontinued operations	20,266	127,553	29,665	(17,372)
Less: Net loss attributable to the noncontrolling interests	(50,392)	(317,163)	(5,978)	(21,827)
Net income (loss) attributable to the Company's shareholders		(299,374)	422,308	300,841
Weighted average number of ordinary shares outstanding	1,002,810,673	1,002,810,673	958,029,717	912,497,726
Share options			32,288,811	15,814,586
Weighted average number of diluted shares outstanding	1,002,810,673	1,002,810,673	990,318,528	928,312,312
Diluted net income (loss) from continuing operations per ordinary share (in RMB or dollars per share)	$ (0.0676)	(0.4257)	0.3965	0.3251
Diluted net income (loss) from discontinued operations per ordinary share (in RMB or dollars per share)	$ 0.0202	0.1272	0.0299	(0.001)
Net income (loss) (in RMB or dollars per share)	$ (0.0474)	(0.2985)	0.4264	0.3241
Diluted net income (loss) from continuing operations per ADS (in RMB or dollars per share)	$ (1.3528)	(8.514)	7.9297	6.5026
Diluted net income (loss) from discontinued operations per ADS (in RMB or dollars per share)	$ 0.4042	2.5433	0.5991	(0.0211)
Net income (loss) (in RMB or dollars per ADS)	$ (0.9486)	(5.9707)	8.5288	6.4815

Distribution of Profits (Details) (PRC, CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum
Distribution of Profits
Appropriations to the statutory surplus reserve from the net profit (as a percent)			10.00%
Statutory surplus reserve balances limit as a percentage of the registered capital of respective subsidiaries and VIEs				50.00%
Amounts contributed to the statutory reserves	167,147	136,681

Related Party Balances and Transactions (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Affiliate CNY	Dec. 31, 2010 Affiliate CNY	Dec. 31, 2011 Affiliate Subsidiaries CNY	Dec. 31, 2010 Affiliate Subsidiaries CNY	Dec. 31, 2009 Affiliate Subsidiaries CNY	Dec. 31, 2011 Noncontrolling shareholders CNY	Dec. 31, 2010 Noncontrolling shareholders CNY	Dec. 31, 2011 Shareholder subsidiary	Oct. 31, 2011 Sincere Fame	Dec. 31, 2011 Sincere Fame USD ($)	Oct. 31, 2011 Sincere Fame Maximum USD ($)	Oct. 31, 2011 Sincere Fame Maximum CNY	Dec. 31, 2011 Subsidiary of Sincere Fame CNY	Dec. 31, 2010 Subsidiary of Sincere Fame CNY	Dec. 31, 2010 Mr. Lin CNY
Related Party Balances and Transactions
Amounts due from related parties	$ 58,094	365,636	40,000	353,136	20,000				12,500	20,000							20,000	20,000
Amounts due to related parties	3,226	20,305	37,800						20,305	37,800								30,000
Amount of loan agreed to be granted by Group														50,000	315,000
Validity period of facility (in years)												2 years
Principal receivable																351,860
Interest receivable		33,549	13,673													1,276
Interest rate (as a percent)																7.30%
Repayment period (in years)																1 year
Amount advanced by related party to shareholder of the company													2,000
Interest rate per day (as a percent)													0.02%
Number of subsidiaries acquired in 2009, from whose shareholders refund is receivable on failure to meet performance target pursuant to acquisition agreements											2
Number of subsidiaries acquired in 2010, from whose shareholders refund is receivable on failure to meet performance target pursuant to acquisition agreements											1
Commitment period to inject working capital to Datong (in years)																		2 years
Service charges paid								807
Service charges charged						5,000
Interest income for funds used						1,276

Commitments and Contingencies (Details) (CNY)	12 Months Ended			1 Months Ended			1 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Purported class action by alleged purchasers of the company's ADRs	Dec. 16, 2011 Purported class action by alleged purchasers of the company's ADRs purchaser	Oct. 17, 2011 Purported class action by alleged purchasers of the company's ADRs officer	Dec. 31, 2011 Purported class action by alleged purchasers of the company's ADRs Maximum
Commitments and Contingencies
Minimum initial or remaining lease term for inclusion in the future obligations table (in years)	1
Minimum Lease Payment
2012	16,738,000
2013	7,367,000
2014	3,165,000
2015	1,561,000
2016	1,237,000
Total	30,068,000
Rental expenses incurred under operating leases	28,048,000	30,340,000	25,622,000
Rental expenses incurred under operating leases recorded in discontinued operation	1,725,000	6,899,000	4,920,000
Commitment in connection with acquisition of office equipment	168,000	365,000
Commitments and Contingencies
Number of the then-executive officers against whom purported class action was brought						3
Period for filing consolidated complaint or giving notice of intent by the lead plaintiff after the appointment of a lead plaintiff (in days)							45 days
Period after which the company's response to the operative complaint is due (in days)				45 days
Period after which the lead plaintiff's opposition is due (in days)				45 days
Period after which the company's reply is due (in days)				30 days
Number of alleged purchasers moved for appointment as lead plaintiffs					2

Concentrations of Credit Risk (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total net revenues from commissions and fees | Customer concentration
Concentrations of Credit Risk
Concentration risk amount	697,361	634,091	562,294
Concentration risks (as a percent)	46.00%	51.00%	52.00%
Total net revenues from commissions and fees | Customer concentration | Minimum
Concentrations of Credit Risk
Percentage required for qualification as major customer	10.00%
Total net revenues from commissions and fees | Customer concentration | PICC
Concentrations of Credit Risk
Concentration risk amount	331,556	275,785	225,834
Concentration risks (as a percent)	22.00%	22.00%	21.00%
Total net revenues from commissions and fees | Customer concentration | China Pacific Property Insurance Co., Ltd
Concentrations of Credit Risk
Concentration risk amount	184,717	202,215	196,481
Concentration risks (as a percent)	12.00%	16.00%	18.00%
Total net revenues from commissions and fees | Customer concentration | Ping An Property & Casualty Insurance Company of China, Ltd
Concentrations of Credit Risk
Concentration risk amount	181,088	156,091	139,979
Concentration risks (as a percent)	12.00%	13.00%	13.00%
Accounts receivable | Credit concentration
Concentrations of Credit Risk
Concentration risk amount	49,003	97,081
Concentration risks (as a percent)	28.00%	40.00%
Accounts receivable | Credit concentration | Minimum
Concentrations of Credit Risk
Percentage required for qualification as major customer	10.00%
Accounts receivable | Credit concentration | PICC
Concentrations of Credit Risk
Concentration risk amount	31,982	34,572
Concentration risks (as a percent)	18.00%	14.00%
Accounts receivable | Credit concentration | Aviva-Cofco
Concentrations of Credit Risk
Concentration risk amount	17,021	62,509
Concentration risks (as a percent)	10.00%	26.00%

Non-Cash Transactions (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non-Cash Transactions
Payables for addition of office equipment, furniture and fixtures	9,666	9,799	12,593
Subsidiaries
Non-Cash Transactions
Considerations payable in connection with acquisition	20,402	30,000	85,380
Affiliate
Non-Cash Transactions
Considerations payable in connection with acquisition			17,231

Share-based Compensation (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended						1 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended
	Apr. 30, 2011	Feb. 28, 2010	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Apr. 28, 2011 CNY	Feb. 08, 2010 CNY	Nov. 30, 2011 2011 Options CNY	Apr. 30, 2011 2011 Options	Apr. 30, 2011 2011 Options	Dec. 31, 2011 2011 Options CNY	Apr. 28, 2011 2011 Options USD ($)	Apr. 28, 2011 2011 Options CNY	Dec. 31, 2011 Option F1 Y	Mar. 31, 2012 Option F1	Dec. 31, 2011 Option F2 Y	Mar. 31, 2013 Option F2	Dec. 31, 2011 Option F3 Y	Mar. 31, 2014 Option F3	Dec. 31, 2011 Option F4 Y	Mar. 31, 2015 Option F4	Nov. 30, 2011 2010 Options CNY	Feb. 28, 2010 2010 Options	Dec. 31, 2011 2010 Options CNY	Dec. 31, 2010 2010 Options CNY	Feb. 08, 2010 2010 Options USD ($)	Feb. 08, 2010 2010 Options CNY	Dec. 31, 2010 Option E1 Y	Mar. 31, 2011 Option E1	Dec. 31, 2010 Option E2 Y	Mar. 31, 2012 Option E2	Dec. 31, 2010 Option E3 Y	Mar. 31, 2013 Option E3	Dec. 31, 2010 Option E4 Y	Mar. 31, 2014 Option E4	Mar. 31, 2009 2009 Options	Dec. 31, 2011 2009 Options CNY Y	Dec. 31, 2010 2009 Options CNY	Dec. 31, 2009 2009 Options CNY	Mar. 09, 2009 2009 Options USD ($)	Mar. 09, 2009 2009 Options CNY	Dec. 31, 2009 Option D1 Y	Mar. 31, 2010 Option D1	Dec. 31, 2009 Option D2 Y	Mar. 31, 2011 Option D2	Dec. 31, 2009 Option D3 Y	Mar. 31, 2012 Option D3	Dec. 31, 2009 Option D4 Y	Mar. 31, 2013 Option D4	Nov. 30, 2008 2008 Options	Dec. 31, 2011 2008 Options CNY Y	Dec. 31, 2010 2008 Options CNY	Dec. 31, 2009 2008 Options CNY	Nov. 21, 2008 2008 Options USD ($)	Nov. 21, 2008 2008 Options CNY	Dec. 31, 2008 Option C1 Y	Mar. 31, 2010 Option C1	Dec. 31, 2008 Option C2 Y	Mar. 31, 2011 Option C2	Dec. 31, 2008 Option C3 Y	Mar. 31, 2012 Option C3	Dec. 31, 2008 Option C4 Y	Mar. 31, 2013 Option C4	Feb. 28, 2007 2007 Option A	Dec. 31, 2007 2007 Option A Y	Dec. 31, 2011 2007 Option A CNY Y	Feb. 03, 2007 2007 Option A CNY	Jun. 30, 2009 2007 Option B CNY	Oct. 31, 2007 2007 Option B USD ($)	Dec. 31, 2011 2007 Option B CNY	Dec. 31, 2010 2007 Option B CNY	Dec. 31, 2009 2007 Option B CNY	Dec. 31, 2007 Option B1 Y	Mar. 31, 2009 Option B1	Dec. 31, 2007 Option B2 Y	Mar. 31, 2010 Option B2	Dec. 31, 2007 Option B3 Y	Mar. 31, 2011 Option B3
Share-based Compensation
Share options granted to purchase ordinary shares (in shares)	28,400,000	48,000,000									28,400,000													48,000,000													10,000,000														32,000,000														5,473,684					42,000,000
Expiration date of options										2017-03-31														2016-03-31													2015-03-31														2015-03-31																			2014-03-31
Options vested (as a percent)																30.00%		30.00%		20.00%		20.00%								30.00%		30.00%		20.00%		20.00%								30.00%		30.00%		20.00%		20.00%								30.00%		30.00%		20.00%		20.00%											40.00%		30.00%		30.00%
Exercise price per ordinary share (in RMB or dollars per share)							4.7717	5.7308					$ 0.734	4.7717													$ 0.8395	5.7308													$ 0.336	2.2982													$ 0.278	1.8967												2.3214		$ 0.8
Weighted average assumptions used in determining the fair value
Expected dividend yield (as a percent)															0.00%		0.00%		0.00%		0.00%								1.31%		1.31%		1.31%		1.31%								0.00%		0.00%		0.00%		0.00%								0.00%		0.00%		0.00%		0.00%			0.00%								0.00%		0.00%		0.00%
Risk-free interest rate (as a percent)															1.93%		2.27%		2.54%		2.81%								2.35%		2.61%		2.82%		3.06%								3.35%		3.51%		3.55%		3.61%								3.70%		3.71%		3.93%		4.07%			2.71%								3.81%		3.89%		3.97%
Expected life (in years)															3.43		3.93		4.43		4.94								3.64		4.14		4.64		5.14								3.56		4.06		4.56		5.06								3.86		4.36		4.86		5.36			5.6								3.92		4.42		4.92
Expected volatility (as a percent)															35.54%		34.34%		32.93%		32.49%								34.91%		33.70%		32.62%		31.82%								33.00%		31.90%		32.20%		31.20%								28.20%		28.90%		28.00%		27.60%			28.50%								23.07%		23.29%		24.20%
Share-based compensation expenses recognized (in RMB or dollars)			$ 9,057	57,003	22,211	7,553						24,615													26,985	16,653												1,469	1,479	1,497												3,934	4,079	4,269																			1,787
Options cancelled (in shares)			44,646,484	44,646,484					16,974,600														27,671,884																																														2,360,600
Forfeited (in shares)			31,991,516	31,991,516	1,446,410							11,425,400													20,328,116													153,480	917,330	38,000												84,520	529,080	48,000
Share-based compensation expenses recognized for options cancelled (in RMB or dollars)									22,015														26,150																																																		1,510
Options exercised (in shares)																																						1,217,680														2,553,440															4,000,000
Shares grant as a percentage of the issued share capital of CISG on a fully diluted basis																																																																	0.80%
Vesting period of options (in years)																																																																		2 years
Options vesting upon public listing of the company (as a percent)																																																																		40.00%
Options vesting on first anniversary of employment (as a percent)																																																																		30.00%
Options vesting on second anniversary of employment (as a percent)																																																																		30.00%
Period after the grant date for vesting of 30% shares (in years)																																																																		1
Period after the grant date for vesting of remaining 30% shares (in years)																																																																		2
Cash settlement per share of options cancelled (in RMB or dollars per share)																																																																					0.4
Cash settlement of options cancelled (in RMB or dollars)																																																																					944
Information about the Company's stock option plans
Options outstanding (in shares)			37,111,101	37,111,101	88,019,441	46,566,631																																7,673,510														28,784,960															652,631
Weighted Average Remaining Contractual Life (in years)																																						2.25														2.26															5
Weighted average exercise price (in RMB per share)				1.9872	4.0381	2.025																																2.2982														1.8967															2.3214
Options Exercisable (in shares)			21,236,741	21,236,741																																		4,274,630														16,309,480															652,631

Share-based Compensation (Details 2) (CNY) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2011	Feb. 28, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 28, 2011	Feb. 08, 2010
Number of options
Outstanding at the beginning of the period (in shares)			88,019,441	46,566,631
Granted (in shares)	28,400,000	48,000,000
Exercised (in shares)			(2,670,340)	(5,100,780)
Cancelled (in shares)			(44,646,484)
Forfeited (in shares)			(31,991,516)	(1,446,410)
Outstanding at the end of the period (in shares)			37,111,101	88,019,441	46,566,631
Exercisable at the end of period (in shares)			21,236,741
Weighted average exercise price
Balance at the beginning of the period (in RMB per share)			4.0381	2.025
Granted (in RMB per share)						4.7717	5.7308
Exercised (in RMB per share)			2.2817	2.124
Cancelled (in RMB per share)			5.3662
Forfeited (in RMB per share)			5.3617	2.1513
Balance at the end of the period (in RMB per share)			1.9872	4.0381	2.025
Exercisable at the end of the period (in RMB per share)			1.9906
Aggregate Intrinsic Value
Outstanding at the end of the period (in RMB)			7,070	146,782	224,835
Exercisable at the end of the period (in RMB)			3,973
Unvested options
Outstanding unvested options (in shares)			15,874,360
Unrecognized compensation cost related to non-vested share options granted (in RMB)			6,607
Information about the Company's stock option plans
Weighted-average grant-date fair value per share of options granted (in RMB per share)			1.4501	1.577	0.7208
Total intrinsic value of options exercised (in RMB)			9,495	32,465
Total fair value of share options vested (in RMB)			7,355	7,526

Restricted Net Assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Net Assets
Restricted net assets	1,661,740	1,490,552

Segment Reporting (Details) In Thousands, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2011 USD ($) segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY segment	Dec. 31, 2009 CNY segment	Dec. 31, 2011 P&C USD ($)	Dec. 31, 2011 P&C CNY	Dec. 31, 2010 P&C CNY	Dec. 31, 2009 P&C CNY	Dec. 31, 2011 Life USD ($)	Dec. 31, 2011 Life CNY	Dec. 31, 2010 Life CNY	Dec. 31, 2009 Life CNY	Dec. 31, 2011 Claims Adjusting USD ($)	Dec. 31, 2011 Claims Adjusting CNY	Dec. 31, 2010 Claims Adjusting CNY	Dec. 31, 2009 Claims Adjusting CNY	Dec. 31, 2010 Datong CNY	Dec. 31, 2011 Other USD ($)	Dec. 31, 2011 Other CNY	Dec. 31, 2010 Other CNY	Dec. 31, 2009 Other CNY
Segment Reporting
Number of reportable operating segments	3	3	4	4
Operations by business segment
Net revenues	$ 240,976	1,516,675	1,233,937	1,101,603	$ 164,063	1,032,594	821,259	783,220	$ 43,916	276,402	235,584	177,713	$ 32,095	202,003	177,094	140,670		$ 902	5,676
Operating costs and expenses	(359,943)	(2,265,448)	(839,412)	(756,374)	(258,420)	(1,626,472)	(389,266)	(408,643)	(39,017)	(245,571)	(194,612)	(158,804)	(38,620)	(243,072)	(156,825)	(121,753)		(23,886)	(150,333)	(98,709)	(67,174)
Income (loss) from operations	(118,967)	(748,773)	394,525	345,229	(94,357)	(593,878)	431,993	374,577	4,899	30,831	40,972	18,909	(6,525)	(41,069)	20,269	18,917		(22,984)	(144,657)	(98,709)	(67,174)
Segment assets	$ 521,298	3,280,996	3,854,456		$ 217,246	1,367,326	1,876,999		$ 31,890	200,713	175,064		$ 17,260	108,630	175,777		282,799	$ 254,902	1,604,327	1,343,817

Subsequent Events (Details)	1 Months Ended				1 Months Ended
	Apr. 30, 2011	Feb. 28, 2010	Apr. 28, 2011 CNY	Feb. 08, 2010 CNY	Mar. 31, 2012 Stock options Amended and restated 2007 Share Incentive Plan	Mar. 12, 2012 Stock options Amended and restated 2007 Share Incentive Plan USD ($)
Subsequent Events
Share options granted to purchase ordinary shares (in shares)	28,400,000	48,000,000			96,645,000
Exercise price per ordinary share (in RMB or dollars per share)			4.7717	5.7308		$ 0.3
Vesting period (in years)					5 years
Stock options outstanding and exercised (in shares)						136,874,658

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company USD ($)	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY	Dec. 31, 2008 Parent company CNY
Current assets:
Cash and cash equivalents	$ 353,066	2,222,160	$ 305,833	1,924,884	1,457,890	1,510,432	$ 3,937	24,776	$ 17,381	109,393	43,490	328,815
Other receivables	13,145	82,736		67,034			30,222	190,216		2,034
Amounts due from subsidiaries							212,513	1,337,536		1,539,092
Total current assets	460,512	2,898,414		2,302,425			246,672	1,552,528		1,650,519
Non-current assets:
Investment in subsidiaries	24,462	153,962		139,116			194,513	1,224,245		1,436,221
Total assets	521,298	3,280,996		3,854,456			441,185	2,776,773		3,086,740
Current liabilities:
Other payables	14,726	92,682		93,460			917	5,767		12,557
Amounts due to subsidiaries							2,694	16,959		13,199
Total liabilities	63,872	402,001		337,393			3,611	22,726		25,756
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,977,326 and 1,002,541,446 as of December 31, 2010 and 2011, respectively)	1,215	7,646		7,649			1,215	7,646		7,649
Additional paid-in capital	361,077	2,272,580		2,261,849			361,077	2,272,580		2,261,849
Statutory reserves	26,557	167,147		136,681
Retained earnings	64,876	408,325		738,165			91,433	575,472		874,846
Accumulated other comprehensive loss	(16,151)	(101,651)		(83,360)			(16,151)	(101,651)		(83,360)
Total CNinsure Inc. shareholders' equity	437,574	2,754,047		3,060,984			437,574	2,754,047		3,060,984
Total liabilities and equity	$ 521,298	3,280,996		3,854,456			$ 441,185	2,776,773		3,086,740
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000			10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value	$ 0.001		$ 0.001				$ 0.001		$ 0.001
Ordinary shares, issued	1,002,541,446	1,002,541,446	1,002,977,326	1,002,977,326			1,002,541,446	1,002,541,446	1,002,977,326	1,002,977,326
Ordinary shares, outstanding	1,002,541,446	1,002,541,446	1,002,977,326	1,002,977,326			1,002,541,446	1,002,541,446	1,002,977,326	1,002,977,326

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY		Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY
Statements of Operations
General and administrative expenses	$ (52,953)	[1]	(333,281)	[1]	(233,518)	[1]	(164,951)	[1]	$ (11,264)	(70,893)	(26,705)	(18,749)
Interest income	8,267		52,031		26,771		33,203		320	2,011	450	896
Equity in earnings (loss) of subsidiaries									(36,622)	(230,492)	448,563	318,694
Net income (loss) attributable to the CNinsure Inc's shareholders	$ (47,566)		(299,374)		422,308		300,841		$ (47,566)	(299,374)	422,308	300,841

[1]	Including share-based compensation expenses of RMB7,553, RMB22,211 and RMB57,003 (US$9,057) for the years ended December 31, 2009, 2010 and 2011, respectively.

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 3) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended												12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Jul. 31, 2010	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Share Capital CNY	Dec. 31, 2010 Share Capital CNY	Dec. 31, 2011 Share Capital USD ($)	Dec. 31, 2008 Share Capital CNY	Dec. 31, 2011 Additional Paid-in Capital CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2009 Additional Paid-in Capital CNY	Dec. 31, 2011 Additional Paid-in Capital USD ($)	Dec. 31, 2011 (Accumulated deficit) retained earnings CNY	Dec. 31, 2010 (Accumulated deficit) retained earnings CNY	Dec. 31, 2009 (Accumulated deficit) retained earnings CNY	Dec. 31, 2011 (Accumulated deficit) retained earnings USD ($)	Dec. 31, 2011 Accumulated other comprehensive income (loss) CNY	Dec. 31, 2010 Accumulated other comprehensive income (loss) CNY	Dec. 31, 2009 Accumulated other comprehensive income (loss) CNY	Dec. 31, 2011 Accumulated other comprehensive income (loss) USD ($)	Dec. 31, 2011 Comprehensive income (loss) CNY	Dec. 31, 2010 Comprehensive income (loss) CNY	Dec. 31, 2009 Comprehensive income (loss) CNY	Dec. 31, 2008 Comprehensive income (loss) CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY	Dec. 31, 2011 Parent company Share Capital CNY	Dec. 31, 2010 Parent company Share Capital CNY	Dec. 31, 2011 Parent company Share Capital USD ($)	Dec. 31, 2008 Parent company Share Capital CNY	Dec. 31, 2011 Parent company Additional Paid-in Capital CNY	Dec. 31, 2010 Parent company Additional Paid-in Capital CNY	Dec. 31, 2009 Parent company Additional Paid-in Capital CNY	Dec. 31, 2011 Parent company Additional Paid-in Capital USD ($)	Dec. 31, 2011 Parent company (Accumulated deficit) retained earnings CNY	Dec. 31, 2010 Parent company (Accumulated deficit) retained earnings CNY	Dec. 31, 2009 Parent company (Accumulated deficit) retained earnings CNY	Dec. 31, 2011 Parent company (Accumulated deficit) retained earnings USD ($)	Dec. 31, 2011 Parent company Accumulated other comprehensive income (loss) CNY	Dec. 31, 2010 Parent company Accumulated other comprehensive income (loss) CNY	Dec. 31, 2009 Parent company Accumulated other comprehensive income (loss) CNY	Dec. 31, 2011 Parent company Accumulated other comprehensive income (loss) USD ($)	Dec. 31, 2011 Parent company Comprehensive income (loss) USD ($)	Dec. 31, 2011 Parent company Comprehensive income (loss) CNY	Dec. 31, 2010 Parent company Comprehensive income (loss) CNY	Dec. 31, 2009 Parent company Comprehensive income (loss) CNY
Increase (Decrease) in Stockholders' Equity
Balance			3,517,063		2,186,705	1,846,071	7,649	7,036	$ 1,215	7,036	2,261,849	1,604,774	1,666,723	$ 361,077	738,165	348,663	80,462	$ 64,876	(83,360)	(72,542)	(73,810)	$ (16,151)						3,060,984	1,991,808	1,751,648	7,649	7,036	$ 1,215	7,036	2,261,849	1,604,774	1,666,723	$ 361,077	874,846	452,540	151,699	$ 91,433	(83,360)	(72,542)	(73,810)	$ (16,151)
Balance (in shares)							1,002,977,326	912,497,726	1,002,541,446	912,497,726																					1,002,977,326	912,497,726	1,002,541,446	912,497,726
Net income (loss)		(97,958)	(616,537)		416,330	279,014									(299,374)	422,308	300,841						(616,537)	416,330	279,014		(47,566)	(299,374)	422,308	300,841									(299,374)	422,308	300,841							(299,374)	422,308	300,841
Foreign currency translation			(18,291)		(10,818)	1,268													(18,291)	(10,818)	1,268		(18,291)	(10,818)	1,268			(18,291)	(10,818)	1,268													(18,291)	(10,818)	1,268			(18,291)	(10,818)	1,268
Comprehensive income (loss)																								405,512	280,282	143,206																					(50,472)	(317,665)	411,490	302,109
Issuance of ordinary shares upon follow-on offering on July 14,2010					743,767			623				743,144																	743,767			623				743,144
Issuance of ordinary shares upon follow-on offering on July 14, 2010 (in shares)	92,000,000							92,000,000																								92,000,000
Exercise of share options			5,305		10,075		17	34			5,288	10,041																5,305	10,075		17	34			5,288	10,041
Exercise of share options (in shares)		2,670,340	2,670,340	5,100,780	5,100,780		2,670,340	5,100,780																					5,100,780		2,670,340	5,100,780
Repurchase of ordinary shares		(2,093)	(13,722)	(5,604)	(37,287)		(20)	(44)			(13,702)	(37,243)																(13,722)	(37,287)		(20)	(44)			(13,702)	(37,243)
Repurchase of ordinary shares (in shares)		(3,106,220)	(3,106,220)	(6,621,180)	(6,621,180)		(3,106,220)	(6,621,180)																							(3,106,220)	(6,621,180)
Share-based compensation			57,003		22,211	6,609					57,003	22,211	6,609															57,003	22,211	6,609					57,003	22,211	6,609
Dividends					(80,985)	(68,558)						(80,985)	(68,558)																(80,985)	(68,558)						(80,985)	(68,558)
Other																												(37,858)	(95)						(37,858)	(93)				(2)
Balance		$ 457,426	2,878,995		3,517,063	2,186,705	7,646	7,649	$ 1,215	7,036	2,272,580	2,261,849	1,604,774	$ 361,077	408,325	738,165	348,663	$ 64,876	(101,651)	(83,360)	(72,542)	$ (16,151)					$ 437,574	2,754,047	3,060,984	1,991,808	7,646	7,649	$ 1,215	7,036	2,272,580	2,261,849	1,604,774	$ 361,077	575,472	874,846	452,540	$ 91,433	(101,651)	(83,360)	(72,542)	$ (16,151)
Balance (in shares)								1,002,977,326	1,002,541,446	912,497,726																						1,002,977,326	1,002,541,446	912,497,726

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY
OPERATING ACTIVITIES
Net income (loss)	$ (97,958)	(616,537)	416,330	279,014	$ (47,566)	(299,374)	422,308	300,841
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in earnings (loss) of subsidiaries					36,622	230,492	(448,563)	(318,694)
Compensation expenses associated with stock options	9,057	57,003	22,211	6,609	9,057	57,003	22,211	6,609
Changes in operating assets and liabilities:
Other receivables	(5,346)	(33,646)	(7,951)	(5,167)	(29,899)	(188,182)	1,023	(459)
Other payables	10,347	65,125	(22,386)	16,004	(1,079)	(6,790)	2,527	(2,547)
Net cash generated from operating activities	78,075	491,400	366,665	259,599	(32,865)	(206,851)	(494)	(14,250)
Cash flows from investing activities:
Increase in investment in subsidiaries					(8,957)	(56,374)	(40,143)	(5,653)
Advances (to) from subsidiaries					32,621	205,316	(518,212)	(198,132)
Net cash (used in) generated from investing activities	(7,312)	(46,023)	(400,021)	(256,243)	23,664	148,942	(558,355)	(203,785)
Cash flows from financing activities:
Proceeds from share issuances			743,767				743,767
Proceeds on exercise of stock options	843	5,305	10,075		843	5,305	10,075
Repurchase ordinary shares	(2,180)	(13,722)	(37,287)		(2,180)	(13,722)	(37,287)
Dividends paid			(80,985)	(68,558)			(80,985)	(68,558)
Net cash (used in) generated from financing activities	(20,624)	(129,810)	511,168	(57,166)	(1,337)	(8,417)	635,570	(68,558)
Net (decrease) increase in cash and cash equivalents	50,139	315,567	477,812	(53,810)	(10,538)	(66,326)	76,721	(286,593)
Cash and cash equivalents at beginning of year	305,833	1,924,884	1,457,890	1,510,432	17,381	109,393	43,490	328,815
Effect of exchange rate changes on cash and cash equivalents	(2,906)	(18,291)	(10,818)	1,268	(2,906)	(18,291)	(10,818)	1,268
Cash and cash equivalents at end of year	$ 353,066	2,222,160	1,924,884	1,457,890	$ 3,937	24,776	109,393	43,490

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 5) (CNY) In Thousands, unless otherwise specified	1 Months Ended
	Jul. 31, 2007 numerator denominator	Dec. 31, 2011	Dec. 31, 2010
Note to Schedule I
Threshold percentage of restricted net assets for disclosure of condensed financial information		25.00%
Restricted capital and reserves not available for distribution		1,661,740	1,490,552
Share exchange, numerator	10,000
Share exchange, denominator	1
Parent company
Note to Schedule I
Restricted capital and reserves not available for distribution		1,661,740